UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Brian C. Janssen

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

/

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®
Semi-annual report for the six months ended June 30, 2021

Find diverse total
return opportunities
in global bonds

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–0.06%	1.98%	1.83%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.92% for Class A shares as of the prospectus dated March 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.32%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.64%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital World Bond Fund for the periods ended June 30, 2021, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cwbfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

38	Financial statements

42	Notes to financial statements

57	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	–3.37%	3.84%	2.76%	2.22%	5.84%
Bloomberg Barclays Global Aggregate Index[2]	–3.21	2.63	2.34	2.05	5.77
Lipper Global Income Funds Average[3]	–1.81	4.27	3.11	2.67	5.98

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2021 FTSE Index LLC. All rights reserved.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

Investment portfolio June 30, 2021	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*:
Italy	3.27%
Germany	2.10
Greece	1.36
France	1.16
Spain	.75
Portugal	.13
Ireland	.12
Belgium	.12
Latvia	.07
Estonia	.01
Lithuania	.01
Luxembourg	—	†	9.10%
China			9.09
Japan			7.44
United Kingdom			3.76
Canada			2.15
Brazil			1.87
Mexico			1.73
Russian Federation			1.72
Australia			1.52
Romania			1.46
Malaysia			1.04
Other			10.24
			51.12%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
†	Amount less than .01%

Bonds, notes & other debt instruments 94.23%	Principal amount (000)	Value (000)
Euros 16.82%
Abbott Laboratories 1.50% 2026	€2,215	$2,821
Allianz SE 0.25% 2023	1,900	2,277
Allianz SE 1.375% 2031	1,900	2,501
Allianz SE 5.625% 2042 (3-month EUR-EURIBOR + 5.00% on 10/17/2022)[1]	800	1,017
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	18,187
Altria Group, Inc. 2.20% 2027	33,268	42,643
American Honda Finance Corp. 1.60% 2022	360	434
American Honda Finance Corp. 1.95% 2024	3,110	3,935
American Tower Corp. 0.45% 2027	7,925	9,409
American Tower Corp. 0.875% 2029	8,385	10,034
American Tower Corp. 1.25% 2033	5,600	6,745
Anheuser-Busch InBev NV 1.125% 2027	3,275	4,109
AT&T, Inc. 1.60% 2028	2,290	2,914
AT&T, Inc. 2.05% 2032	6,250	8,218
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	8,140	9,713
Bayer Capital Corp. BV 1.50% 2026	2,400	3,009

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Bayer Capital Corp. BV 2.125% 2029	€2,000	$2,644
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	7,485
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	15,884
Belgium (Kingdom of), Series 89, 0.10% 2030	150	180
Belgium (Kingdom of) 1.70% 2050	1,870	2,680
BMW Finance NV 0.50% 2022	3,000	3,603
BMW Finance NV 1.125% 2026	1,620	2,032
BP Capital Markets BV 0.933% 2040	530	585
British American Tobacco International Finance PLC 2.75% 2025	8,000	10,335
Buzzi Unicem SpA 2.125% 2023	2,000	2,458
CaixaBank, SA 1.375% 2026	13,100	16,243
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	25,400	31,580
Chubb, Ltd. 1.55% 2028	1,040	1,329
Cloverie PLC 1.75% 2024	7,100	8,964
Comcast Corp. 0.25% 2027	6,700	7,986
Comcast Corp. 1.25% 2040	1,300	1,564
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,906
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	5,846
Cote d’Ivoire (Republic of) 4.875% 2032	6,700	7,959
Crédit Agricole SA 0.50% 2024	1,200	1,446
CRH Finance DAC 3.125% 2023	1,100	1,381
DH Europe Finance II SARL 0.45% 2028	2,550	3,050
Dow Chemical Co. 0.50% 2027	1,170	1,399
Dow Chemical Co. 1.125% 2032	640	777
Dow Chemical Co. 1.875% 2040	1,000	1,271
Egypt (Arab Republic of) 5.625% 2030	3,720	4,444
Egypt (Arab Republic of) 5.625% 2030	700	836
Egypt (Arab Republic of) 6.375% 2031	600	744
Enel Finance International SA 1.00% 2024	4,000	4,916
Equinix, Inc. 0.25% 2027	2,820	3,324
Equinor ASA 1.375% 2032	2,020	2,593
Estonia (Republic of) 0.125% 2030	1,790	2,129
European Financial Stability Facility 0.40% 2025	26,000	31,758
European Financial Stability Facility 0% 2027	1,610	1,935
European Investment Bank 0% 2031	2,020	2,394
European Union 0% 2025	350	423
European Union 0% 2026	5,840	7,061
European Union 0% 2028	23,300	28,057
European Union 0% 2031	13,250	15,683
European Union 0% 2035	1,355	1,536
European Union 0.20% 2036	3,180	3,680
Fidelity National Information Services, Inc. 1.00% 2028	2,525	3,085
Fiserv, Inc. 1.125% 2027	3,760	4,662
Fiserv, Inc. 1.625% 2030	10,800	13,772
French Republic O.A.T. 0% 2023	2,070	2,482
French Republic O.A.T. 0.50% 2025	4,370	5,392
French Republic O.A.T. 1.00% 2027	740	947
French Republic O.A.T. 0% 2030	122,000	144,241
French Republic O.A.T. 1.25% 2034	10,090	13,404
French Republic O.A.T. 0.50% 2040	7,190	8,352
French Republic O.A.T. 0.50% 2044	1,620	1,835
French Republic O.A.T. 2.00% 2048	870	1,328
French Republic O.A.T. 0.75% 2052	1,940	2,199
French Republic O.A.T. 1.75% 2066	380	568
General Motors Financial Co. 0.20% 2022[2]	1,360	1,620
Germany (Federal Republic of) 0% 2023	18,060	21,764
Germany (Federal Republic of) 0% 2025	3,150	3,837
Germany (Federal Republic of) 0.25% 2027	3,380	4,190
Germany (Federal Republic of) 0% 2030	75,820	92,383
Germany (Federal Republic of) 0% 2030	1,346	1,648
Germany (Federal Republic of) 0% 2031	6,230	7,569
Germany (Federal Republic of) 0% 2036	109,300	128,578
Germany (Federal Republic of) 0% 2050	61,190	66,726
Germany (Federal Republic of) 0% 2050	310	341
Goldman Sachs Group, Inc. 1.00% 2033[2]	22,674	26,960
Greece (Hellenic Republic of) 4.375% 2022	6,030	7,519
Greece (Hellenic Republic of) 3.45% 2024	16,970	22,195
Greece (Hellenic Republic of) 3.375% 2025	89,190	119,206

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Greece (Hellenic Republic of) 0% 2026	€20,730	$24,545
Greece (Hellenic Republic of) 2.00% 2027	13,760	18,028
Greece (Hellenic Republic of) 0.75% 2031	5,190	6,113
Greece (Hellenic Republic of) 1.875% 2052	10,620	13,249
Groupe BPCE SA 0.875% 2024	700	851
Groupe BPCE SA 1.00% 2025	10,900	13,369
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]	1,100	1,355
Hannover Rück SE 1.125% 2028	4,200	5,349
Honeywell International, Inc. 0.75% 2032	2,930	3,532
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]	1,600	1,950
Iberdrola, SA 2.25% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.574% on 4/28/2029)[1]	7,900	9,701
Indonesia (Republic of) 0.90% 2027	1,980	2,379
Ireland (Republic of) 0.90% 2028	280	357
Ireland (Republic of) 0.20% 2030	6,830	8,201
Ireland (Republic of) 0% 2031	8,880	10,361
Israel (State of) 2.875% 2024	7,700	9,876
Israel (State of) 1.50% 2027	4,275	5,485
Israel (State of) 1.50% 2029	3,875	5,037
Italy (Republic of) 0.05% 2023	2,600	3,105
Italy (Republic of) 1.85% 2025	30,640	39,059
Italy (Republic of) 0.85% 2027	27,055	33,195
Italy (Republic of) 0.95% 2027	20,340	25,050
Italy (Republic of) 0.25% 2028	208,810	245,228
Italy (Republic of) 2.80% 2028	41,144	57,014
Italy (Republic of) 1.35% 2030	690	867
Italy (Republic of) 1.65% 2030	10,580	13,582
Italy (Republic of) 1.45% 2036	17,940	21,931
Italy (Republic of) 4.00% 2037	2,200	3,600
Italy (Republic of) 1.80% 2041	3,360	4,162
Italy (Republic of) 1.50% 2045	263	303
Italy (Republic of) 3.85% 2049	1,740	3,007
Italy Buoni Poliennali Del Tesoro 0.90% 2031	48,910	58,683
Latvia (Republic of) 0% 2029	760	901
Latvia (Republic of) 0% 2031	8,610	10,080
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	15,233
Luxembourg (Grand Duchy of) 0% 2032	271	318
LYB International Finance BV 1.625% 2031	500	638
LYB International Finance II BV 0.875% 2026	1,000	1,217
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,371
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,322
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,898
Medtronic Global Holdings SCA 1.00% 2031	7,720	9,539
Medtronic Global Holdings SCA 1.375% 2040	1,426	1,726
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,195
Morocco (Kingdom of) 1.375% 2026	4,305	5,185
Morocco (Kingdom of) 2.00% 2030	4,895	5,760
Morocco (Kingdom of) 1.50% 2031	14,230	15,876
Morocco (Kingdom of) 1.50% 2031	9,350	10,432
Orange SA 2.00% 2029	400	536
Petroleos Mexicanos 5.50% 2025	16,330	21,248
Petróleos Mexicanos 2.50% 2021	1,000	1,188
Philip Morris International, Inc. 2.875% 2026	3,500	4,690
Philip Morris International, Inc. 0.80% 2031	7,210	8,525
Philippines (Republic of) 0.25% 2025	9,880	11,769
Philippines (Republic of) 0.70% 2029	5,480	6,478
Portuguese Republic 1.95% 2029	820	1,117
Portuguese Republic 0.475% 2030	9,770	11,813
Portuguese Republic 0.30% 2031	2,080	2,444
Portuguese Republic 0.90% 2035	1,170	1,424
Portuguese Republic 4.10% 2045	1,200	2,304
Portuguese Republic 1.00% 2052	370	400
Quebec (Province of) 0.25% 2031	5,980	7,083
Raytheon Technologies Corp. 2.15% 2030	3,400	4,514
Romania 2.75% 2026	1,000	1,314
Romania 1.375% 2029	7,630	9,038
Romania 3.624% 2030	61,514	84,489
Romania 3.624% 2030	24,575	33,754

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 2.00% 2032		€8,730	$10,486
Romania 2.00% 2033		45,445	53,576
Romania 3.50% 2034		4,435	6,006
Romania 3.875% 2035		14,800	20,657
Russian Federation 2.875% 2025		15,600	20,245
Russian Federation 2.875% 2025		8,200	10,642
Santander Issuances, SA Unipersonal 3.25% 2026		7,200	9,626
Serbia (Republic of) 3.125% 2027		65,463	86,505
Serbia (Republic of) 3.125% 2027		5,390	7,122
Serbia (Republic of) 1.50% 2029		18,583	22,247
Spain (Kingdom of) 0.80% 2027		21,150	26,386
Spain (Kingdom of) 1.40% 2028		2,455	3,187
Spain (Kingdom of) 1.45% 2029		10,215	13,335
Spain (Kingdom of) 0.50% 2030		3,030	3,660
Spain (Kingdom of) 1.25% 2030		31,859	40,912
Spain (Kingdom of) 0.10% 2031		4,015	4,617
Spain (Kingdom of) 0.50% 2031		8,779	10,429
Spain (Kingdom of) 1.85% 2035		1,780	2,412
Spain (Kingdom of) 2.70% 2048		7,290	11,350
Spain (Kingdom of) 1.45% 2071		240	251
State Grid Europe Development PLC 1.50% 2022		1,325	1,585
State Grid Overseas Investment, Ltd. 1.25% 2022		6,625	7,940
State Grid Overseas Investment, Ltd. 1.375% 2025		2,050	2,539
State Grid Overseas Investment, Ltd. 2.125% 2030		800	1,041
Stryker Corp. 0.25% 2024		5,290	6,339
Stryker Corp. 0.75% 2029		5,230	6,348
Stryker Corp. 1.00% 2031		2,410	2,953
Sweden (Kingdom of) 0.125% 2023		3,000	3,602
Takeda Pharmaceutical Company, Ltd. 0.75% 2027		3,230	3,932
Teva Pharmaceutical Finance Netherlands II BV 1.125% 2024		12,330	13,736
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765%on 4/4/2024)[1]		3,980	4,844
Toyota Motor Credit Corp. 0.625% 2024		1,000	1,218
Tunisia (Republic of) 6.75% 2023		7,208	8,293
Tunisia (Republic of) 5.625% 2024		11,070	12,274
Tunisia (Republic of) 6.375% 2026		13,500	14,834
Turkey (Republic of) 4.375% 2027		6,910	8,141
Ukraine 6.75% 2026		18,930	24,543
Ukraine 6.75% 2026		6,625	8,589
Ukraine 4.375% 2030		15,050	16,708
Ukraine 4.375% 2030		1,800	1,998
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap EURIBOR + 4.739% on 2/20/2024)[1]		7,750	10,032
Veolia Environnement 1.59% 2028		1,900	2,450
Verizon Communications, Inc. 0.375% 2029		12,350	14,527
Verizon Communications, Inc. 1.25% 2030		6,000	7,477
Verizon Communications, Inc. 0.75% 2032		6,025	7,064
Volkswagen Financial Services AG 1.375% 2023		5,480	6,722
Volkswagen Leasing GMBH 0.50% 2022		760	908
Wellcome Trust, Ltd. 1.125% 2027		3,000	3,786
Westlake Chemical Corp. 1.625% 2029		1,750	2,173
			2,616,459

Chinese yuan renminbi 9.09%
Agricultural Development Bank of China 3.75% 2029	CNY	58,370	9,176
Agricultural Development Bank of China 2.96% 2030		405,630	60,179
China (People’s Republic of), Series 1916, 3.12% 2026		659,070	102,764
China (People’s Republic of), Series INBK, 2.85% 2027		695,000	106,423
China (People’s Republic of), Series IMBK, 3.28% 2027		87,130	13,679
China (People’s Republic of), Series 1915, 3.13% 2029		75,090	11,623
China (People’s Republic of), Series 1906, 3.29% 2029		245,300	38,469
China (People’s Republic of), Series INBK, 3.27% 2030		490,560	76,946
China (People’s Republic of), Series 1910, 3.86% 2049		1,397,560	223,065
China (People’s Republic of), Series INBK, 3.39% 2050		124,980	18,336
China Development Bank Corp., Series 1804, 4.69% 2023		200,000	31,924
China Development Bank Corp., Series 2008, 2.89% 2025		258,050	39,488
China Development Bank Corp., Series 1909, 3.50% 2026		48,800	7,622
China Development Bank Corp., Series 1904, 3.68% 2026		95,130	14,972
China Development Bank Corp., Series 2009, 3.39% 2027		450,120	69,686

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi (continued)
China Development Bank Corp., Series 2004, 3.43% 2027	CNY	627,420	$97,443
China Development Bank Corp., Series 1715, 4.24% 2027		602,200	97,401
China Development Bank Corp., Series 1805, 4.04% 2028		1,018,480	163,171
China Development Bank Corp., Series 1805, 4.88% 2028		232,310	39,008
China Development Bank Corp., Series 1905, 3.48% 2029		760,500	117,556
China Development Bank Corp., Series 2005, 3.07% 2030		502,770	75,216
			1,414,147

Japanese yen 9.09%
Banco Santander, SA 0.568% 2023		¥600,000	5,421
Bank of China/Tokyo 0.42% 2021		700,000	6,305
Banque Federative du Credit Mutuel 0.443% 2023		100,000	905
Export-Import Bank of India 0.59% 2022		2,400,000	21,561
Goldman Sachs Group, Inc. 2.00% 2022[2]		130,000	1,197
Goldman Sachs Group, Inc. 2.00% 2022[2]		110,000	1,012
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	914
Goldman Sachs Group, Inc. 2.84% 2022[2]		120,000	1,099
Goldman Sachs Group, Inc. 2.86% 2022[2]		100,000	917
Goldman Sachs Group, Inc. 2.86% 2022[2]		100,000	915
Groupe BPCE SA 0.64% 2022		2,800,000	25,268
Groupe BPCE SA 0.645% 2023		1,500,000	13,591
HSBC Holdings PLC 0.45% 2021		200,000	1,801
Hungary 0.52% 2023		200,000	1,803
Indonesia (Republic of) 0.54% 2022		800,000	7,223
Indonesia (Republic of) 0.89% 2022		700,000	6,343
Indonesia (Republic of) 0.92% 2023		100,000	911
Indonesia (Republic of) 1.13% 2023		1,100,000	10,066
Intesa Sanpaolo SpA 1.36% 2022		600,000	5,429
Japan, Series 17, 0.10% 2023[3]		2,913,440	26,526
Japan, Series 19, 0.10% 2024[3]		8,866,416	81,054
Japan, Series 18, 0.10% 2024[3]		2,563,320	23,410
Japan, Series 20, 0.10% 2025[3]		3,383,280	30,987
Japan, Series 341, 0.30% 2025		1,567,450	14,366
Japan, Series 21, 0.10% 2026[3]		3,079,250	28,322
Japan, Series 346, 0.10% 2027		10,502,200	95,569
Japan, Series 23, 0.10% 2028[3]		24,387,206	225,291
Japan, Series 24, 0.10% 2029[3]		9,516,163	88,126
Japan, Series 362, 0.10% 2031		4,310,250	38,963
Japan, Series 145, 1.70% 2033		8,945,000	95,390
Japan, Series 152, 1.20% 2035		26,678,800	272,092
Japan, Series 161, 0.60% 2037		2,087,600	19,675
Japan, Series 173, 0.40% 2040		462,750	4,147
Japan, Series 42, 1.70% 2044		3,145,000	35,456
Japan, Series 53, 0.60% 2046		971,800	8,782
Japan, Series 37, 0.60% 2050		5,218,850	46,053
Japan, Series 70, 0.70% 2051		2,521,150	22,754
Korea National Oil Corp. 0.24% 2022		100,000	900
KT Corp. 0.38% 2021		1,600,000	14,402
KT Corp. 0.22% 2022		4,900,000	44,064
Lloyds Banking Group PLC 0.65% 2023		400,000	3,620
Malayan Banking Bhd. 0.27% 2022		400,000	3,602
Philippines (Republic of) 0.38% 2021		800,000	7,202
Philippines (Republic of) 0.001% 2024		5,700,000	50,972
PT Perusahaan Listrik Negara 0.43% 2022		400,000	3,575
Renault SA 0.50% 2022		100,000	893
Santander Consumer Finance SA 0.325% 2022		100,000	897
Société Générale 0.804% 2023		100,000	907
Tunisia (Republic of) 3.28% 2027		700,000	4,487
United Mexican States 0.62% 2022		200,000	1,806
United Mexican States 0.60% 2023		700,000	6,324
			1,413,295

British pounds 3.94%
Comcast Corp. 1.50% 2029		£600	834
Comcast Corp. 1.875% 2036		400	549
Electricité de France SA 6.00% 2114		700	1,734
Fiserv, Inc. 2.25% 2025		150	218

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
HSBC Holdings PLC 3.00% 2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]		£8,000	$11,975
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]		840	1,362
Lloyds Banking Group PLC 7.625% 2025		450	773
National Grid Transco PLC 1.375% 2026		290	406
National Grid Transco PLC 4.00% 2027		2,460	3,920
Nestlé Finance International, Ltd. 2.25% 2023		400	580
United Kingdom 0.50% 2022		6,130	8,523
United Kingdom 1.75% 2022		19,400	27,378
United Kingdom 2.25% 2023		4,650	6,738
United Kingdom 0.625% 2025		2,100	2,949
United Kingdom 4.25% 2027		9,590	16,443
United Kingdom 1.625% 2028		7,195	10,724
United Kingdom 0.875% 2029		10,250	14,428
United Kingdom 0.375% 2030		91,040	121,685
United Kingdom 4.75% 2030		37,600	71,109
United Kingdom 0.25% 2031		16,000	20,887
United Kingdom 4.25% 2032		21,361	40,049
United Kingdom 4.50% 2034		16,000	31,795
United Kingdom 0.625% 2035		64,338	83,831
United Kingdom 1.75% 2037		9,800	14,826
United Kingdom 3.25% 2044		16,550	32,046
United Kingdom 3.50% 2045		17,895	36,270
United Kingdom 0.875% 2046		1,830	2,329
United Kingdom 1.50% 2047		6,460	9,457
United Kingdom 0.625% 2050		9,480	11,149
United Kingdom 1.25% 2051		9,588	13,278
United Kingdom 1.625% 2054		1,550	2,379
United Kingdom 0.50% 2061		5,660	6,191
Vodafone Group PLC 5.625% 2025		540	905
Volkswagen Financial Services NV 0.875% 2025		1,300	1,795
Volkswagen Group of America Finance, LLC 3.375% 2026		700	1,076
Wal-Mart Stores, Inc. 5.625% 2034[2]		1,000	2,050
			612,641

Canadian dollars 2.14%
AT&T, Inc. 5.10% 2048	C$	400	371
Canada 1.00% 2022		16,200	13,176
Canada 2.25% 2025		125,860	107,213
Canada 0.25% 2026		48,390	37,742
Canada 2.25% 2029		156,005	135,460
Canada 3.50% 2045		2,970	3,202
Canada 2.75% 2048		22,100	21,390
Canada 2.00% 2051		3,000	2,508
National Australia Bank, Ltd. 3.515% (3-month Canada BA + 1.58% on 6/12/2025)[1]		5,472	4,652
Nova Scotia (Province of) 2.10% 2027		4,000	3,336
Saskatchewan (Province of) 2.65% 2027		4,000	3,443
Verizon Communications, Inc. 3.625% 2050		1,280	1,002
			333,495

Danish kroner 1.97%
Nordea Kredit 0.50% 2040[4]	DKr	110,299	16,861
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]		22,173	3,730
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		706,326	108,349
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]		125,843	20,684
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		922,754	140,372
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]		10,110	1,718
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]		101,088	14,947
			306,661

Mexican pesos 1.96%
América Móvil, SAB de CV, 8.46% 2036	MXN	15,000	758
Petróleos Mexicanos 7.65% 2021		109,930	5,515
Petróleos Mexicanos 7.19% 2024		340,342	16,178
Petróleos Mexicanos 7.47% 2026		518,589	23,369
United Mexican States, Series M20, 10.00% 2024		920,247	51,587
United Mexican States, Series M, 5.75% 2026		359,000	17,527
United Mexican States, Series M, 7.50% 2027		3,273,150	171,290

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos (continued)
United Mexican States, Series M20, 8.50% 2029	MXN	255,770	$14,132
United Mexican States, Series M, 7.75% 2031		27,451	1,455
United Mexican States, Series M, 7.75% 2042		32,600	1,683
United Mexican States, Series M, 8.00% 2047		21,982	1,164
			304,658

Brazilian reais 1.87%
Brazil (Federative Republic of) 0% 2021	BRL	681,000	135,232
Brazil (Federative Republic of) 6.00% 2022[3]		413,762	86,983
Brazil (Federative Republic of) 6.00% 2023[3]		47,583	10,159
Brazil (Federative Republic of) 6.00% 2024[3]		263,003	57,064
Brazil (Federative Republic of) 6.00% 2028[3]		585	132
Brazil (Federative Republic of) 6.00% 2030[3]		197,535	756
			290,326

Australian dollars 1.52%
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	75,775	63,177
Australia (Commonwealth of), Series 163, 1.00% 2031		187,220	133,313
Australia (Commonwealth of), Series 157, 1.50% 2031		5,000	3,755
Australia (Commonwealth of), Series 165, 1.75% 2032		27,580	21,000
Australia (Commonwealth of), Series 162, 1.75% 2051		22,000	14,603
			235,848

Russian rubles 1.41%
Russian Federation 7.00% 2023	RUB	1,629,400	22,412
Russian Federation 7.10% 2024		184,000	2,539
Russian Federation 7.15% 2025		1,430,830	19,782
Russian Federation 8.15% 2027		829,755	11,999
Russian Federation 2.50% 2028[3]		84,545	1,139
Russian Federation 6.90% 2029		1,895,875	25,830
Russian Federation 7.65% 2030		5,699,890	81,148
Russian Federation 5.90% 2031		467,680	5,878
Russian Federation 8.50% 2031		619,940	9,356
Russian Federation 7.70% 2033		1,872,510	26,864
Russian Federation 7.25% 2034		941,725	13,062
			220,009

Malaysian ringgits 0.99%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR	10,770	2,691
Malaysia (Federation of), Series 0417, 3.899% 2027		89,000	22,599
Malaysia (Federation of), Series 0513, 3.733% 2028		24,500	6,166
Malaysia (Federation of), Series 0219, 3.885% 2029		34,600	8,764
Malaysia (Federation of), Series 0318, 4.642% 2033		51,000	13,350
Malaysia (Federation of), Series 0415, 4.254% 2035		6,900	1,734
Malaysia (Federation of), Series 0317, 4.762% 2037		8,830	2,287
Malaysia (Federation of), Series 0418, 4.893% 2038		91,858	24,027
Malaysia (Federation of), Series 0219, 4.467% 2039		44,000	10,806
Malaysia (Federation of), Series 0519, 3.757% 2040		109,039	24,724
Malaysia (Federation of), Series 0216, 4.736% 2046		35,205	8,942
Malaysia (Federation of), Series 0518, 4.921% 2048		72,726	18,753
Malaysia (Federation of), Series 0519, 4.638% 2049		12,140	3,003
Malaysia (Federation of), Series 0120, 4.065% 2050		24,289	5,624
			153,470

Indonesian rupiah 0.59%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR	4,100,000	290
Indonesia (Republic of), Series 81, 6.50% 2025		10,958,000	794
Indonesia (Republic of), Series 86, 5.50% 2026		22,542,000	1,562
Indonesia (Republic of), Series 59, 7.00% 2027		99,456,000	7,282
Indonesia (Republic of), Series 78, 8.25% 2029		405,736,000	31,242
Indonesia (Republic of), Series 82, 7.00% 2030		271,232,000	19,377
Indonesia (Republic of), Series 87, 6.50% 2031		102,374,000	7,016
Indonesia (Republic of), Series 74, 7.50% 2032		40,550,000	2,956
Indonesia (Republic of), Series 65, 6.625% 2033		101,376,000	6,979
Indonesia (Republic of), Series 68, 8.375% 2034		178,668,000	13,668
			91,166

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 0.56%
Colombia (Republic of), Series B, 7.50% 2026	COP	4,565,700	$1,289
Colombia (Republic of) 5.75% 2027		211,726,000	54,052
Colombia (Republic of), Series B, 6.00% 2028		7,834,300	2,006
Colombia (Republic of), Series B, 7.75% 2030		2,311,200	643
Colombia (Republic of), Series B, 7.00% 2032		1,559,800	406
Colombia (Republic of), Series B, 7.25% 2034		12,211,500	3,191
Colombia (Republic of) 7.25% 2050		105,659,600	25,788
			87,375

Indian rupees 0.45%
HDFC Bank, Ltd. 7.95% 2026	INR	200,000	2,898
India (Republic of) 5.15% 2025		3,920,630	51,816
National Highways Authority of India 7.17% 2021		920,000	12,566
National Highways Authority of India 7.27% 2022		210,000	2,905
			70,185

Czech korunas 0.39%
Czech Republic 0% 2024	CZK	467,700	20,741
Czech Republic 1.25% 2025		689,300	31,759
Czech Republic 1.20% 2031		200,000	8,811
			61,311

Norwegian kroner 0.34%
Norway (Kingdom of) 1.75% 2025	NKr	378,000	45,099
Norway (Kingdom of) 1.50% 2026		50,000	5,918
Norway (Kingdom of) 1.375% 2030		16,010	1,868
			52,885

Ukrainian hryvnia 0.27%
Ukraine 15.36% 2021	UAH	9,699	362
Ukraine 14.91% 2022		156,567	6,029
Ukraine 16.06% 2022		299,325	11,616
Ukraine 17.00% 2022		332,718	12,886
Ukraine 17.25% 2022		103,990	3,992
Ukraine 10.00% 2023		17,650	624
Ukraine 11.67% 2023		3,154	115
Ukraine 15.84% 2025		149,360	6,070
Ukraine 15.84% 2025		9,100	370
			42,064

South Korean won 0.26%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW	43,869,200	39,974

Polish zloty 0.14%
Poland (Republic of), Series 1024, 2.25% 2024	PLN	35,000	9,633
Poland (Republic of), Series 1029, 2.75% 2029		42,490	12,206
			21,839

Ghanaian cedi 0.10%
Ghana (Republic of) 16.50% 2023	GHS	12,170	2,082
Ghana (Republic of) 18.85% 2023		76,130	13,586
Ghana (Republic of) 19.00% 2026		2,195	384
			16,052

South African rand 0.09%
South Africa (Republic of) 8.00% 2030	ZAR	50,650	3,367
South Africa (Republic of) 8.875% 2035		62,800	3,995
South Africa (Republic of), Series R-2048, 8.75% 2048		96,710	5,741
South Africa (Republic of), Series R-213, 7.00% 2031		5,300	319
			13,422

Thai baht 0.07%
Thailand (Kingdom of) 2.125% 2026	THB	111,000	3,686
Thailand (Kingdom of) 3.65% 2031		162,000	5,920
Thailand (Kingdom of) 2.00% 2042		68,300	1,985
			11,591

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Peruvian nuevos soles 0.07%
Peru (Republic of) 6.15% 2032	PEN	25,955	$7,079
Peru (Republic of) 6.90% 2037		3,346	923
Peru (Republic of) 5.35% 2040		9,950	2,294
			10,296

Romanian leu 0.05%
Romania 4.75% 2025	RON	30,000	7,768

Hungarian forints 0.02%
Hungary, Series C, 1.50% 2023	HUF	1,000,000	3,389

Israeli shekels 0.02%
Israel (State of) 2.00% 2027	ILS	5,100	1,688
Israel (State of) 5.50% 2042		1,300	632
Israel (State of) 3.75% 2047		1,780	702
			3,022

Egyptian pounds 0.02%
Egypt (Arab Republic of) 18.40% 2024	EGP	450	32
Egypt (Arab Republic of) 14.292% 2028		45,850	2,894
			2,926

Turkish lira 0.01%
Turkey (Republic of) 2.80% 2023[3]	TRY	6,913	796
Turkey (Republic of) 4.10% 2024[3]		1,839	223
Turkey (Republic of) 11.70% 2030		10,625	942
			1,961

Chilean pesos 0.01%
Chile (Republic of) 5.00% 2028	CLP	1,010,000	1,430

Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW	7,400	179

U.S. dollars 39.97%
7-Eleven, Inc. 1.30% 2028[2]		$487	471
7-Eleven, Inc. 1.80% 2031[2]		9,160	8,768
Abbott Laboratories 3.40% 2023		5,950	6,352
Abu Dhabi (Emirate of) 0.75% 2023[2]		18,355	18,491
Abu Dhabi (Emirate of) 1.70% 2031[2]		630	609
Abu Dhabi (Emirate of) 3.875% 2050		1,000	1,155
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]		580	609
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]		440	532
Adobe, Inc. 2.15% 2027		8,129	8,515
Adobe, Inc. 2.30% 2030		3,595	3,748
Advisor Group Holdings, LLC 6.25% 2028[2]		2,905	3,072
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[2]		1,175	1,274
Affinity Gaming 6.875% 2027[2]		1,550	1,651
AG Merger Sub II, Inc. 10.75% 2027[2]		1,663	1,852
Air Products and Chemicals, Inc. 1.50% 2025		1,071	1,097
Albertsons Companies, Inc. 3.50% 2029[2]		825	817
Alcoa Netherlands Holding BV 5.50% 2027[2]		1,480	1,607
Alexandria Real Estate Equities, Inc. 3.80% 2026		1,040	1,159
Alexandria Real Estate Equities, Inc. 3.95% 2028		465	526
Alexandria Real Estate Equities, Inc. 2.75% 2029		131	137
Alexandria Real Estate Equities, Inc. 4.50% 2029		1,000	1,175
Alexandria Real Estate Equities, Inc. 1.875% 2033		494	468
Alibaba Group Holding, Ltd. 2.125% 2031		507	499
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		2,355	2,478
Allied Universal Holdco LLC 9.75% 2027[2]		2,190	2,414
Allied Universal Holdco LLC 4.625% 2028[2]		335	336
Allied Universal Holdco LLC 6.00% 2029[2]		2,295	2,330
Allison Transmission Holdings, Inc. 3.75% 2031[2]		725	713
Allstate Corp. 0.75% 2025		690	684

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Allstate Corp. 1.45% 2030	$4,000	$3,830
Allstate Corp. 3.85% 2049	250	298
Ally Financial, Inc. 8.00% 2031	350	503
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	2,080	2,107
Altice France SA 5.125% 2029[2]	1,164	1,171
Altria Group, Inc. 3.40% 2030	137	145
Altria Group, Inc. 5.95% 2049	2,476	3,174
Altria Group, Inc. 3.70% 2051	2,370	2,252
Amazon.com, Inc. 1.65% 2028	812	819
Amazon.com, Inc. 1.50% 2030	6,269	6,133
Amazon.com, Inc. 3.875% 2037	505	603
Amazon.com, Inc. 2.50% 2050	13,505	12,791
Ameren Corp. 3.50% 2031	2,423	2,656
American Airlines, Inc. 5.50% 2026[2]	1,730	1,834
American Airlines, Inc. 5.75% 2029[2]	1,730	1,873
American Campus Communities, Inc. 3.75% 2023	3,090	3,240
American Campus Communities, Inc. 4.125% 2024	1,945	2,118
American Campus Communities, Inc. 3.30% 2026	1,500	1,611
American Campus Communities, Inc. 3.625% 2027	1,575	1,716
American Honda Finance Corp. 0.55% 2024	1,500	1,496
American Honda Finance Corp. 3.55% 2024	1,000	1,076
American Honda Finance Corp. 1.20% 2025	527	531
American Honda Finance Corp. 1.80% 2031	1,000	989
American International Group, Inc. 3.90% 2026	475	530
American International Group, Inc. 3.40% 2030	5,285	5,800
American International Group, Inc. 4.80% 2045	500	627
American International Group, Inc. 4.375% 2050	1,273	1,552
American Tower Corp. 1.60% 2026	2,105	2,129
American Tower Corp. 2.70% 2031	1,271	1,312
AmerisourceBergen Corp. 2.70% 2031	5,000	5,133
Amgen, Inc. 1.90% 2025	3,077	3,189
Amgen, Inc. 2.20% 2027	2,359	2,451
Anglo American Capital PLC 2.25% 2028[2]	6,609	6,691
Anglo American Capital PLC 5.625% 2030[2]	4,550	5,576
Anglo American Capital PLC 2.875% 2031[2]	3,200	3,276
Anglo American Capital PLC 3.95% 2050[2]	200	218
Angola (Republic of) 9.50% 2025	5,150	5,652
Angola (Republic of) 8.25% 2028	1,900	1,988
Angola (Republic of) 8.00% 2029	6,943	7,143
Angola (Republic of) 8.00% 2029[2]	850	874
Anheuser-Busch InBev NV 4.75% 2029	12,403	14,788
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,079
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,433
Anheuser-Busch InBev NV 4.50% 2050	3,400	4,145
Antero Resources Corp. 5.375% 2030[2]	530	542
Apache Corp. 4.625% 2025	650	704
Apache Corp. 4.375% 2028	1,259	1,342
Apache Corp. 5.10% 2040	550	577
Apache Corp. 4.75% 2043	170	177
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	1,875	1,851
Apple, Inc. 0.55% 2025	5,925	5,865
Apple, Inc. 1.125% 2025	2,698	2,731
Apple, Inc. 1.25% 2030	1,750	1,682
Apple, Inc. 2.375% 2041	1,625	1,579
Apple, Inc. 2.40% 2050	825	775
Apple, Inc. 2.65% 2051	2,575	2,523
Apple, Inc. 2.80% 2061	1,100	1,075
Ardagh Group SA 6.50% 2027[2,7]	1,220	1,284
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	1,120	1,113
Ardagh Packaging Finance 5.25% 2025[2]	272	286
Ardagh Packaging Finance 5.25% 2027[2]	595	608
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	3,010	3,105
Argentine Republic 1.00% 2029	1,601	610
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	10,080	3,636
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	20,658	6,590
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[1]	6,340	2,273
Arthur J. Gallagher & Co. 2.50% 2031	853	862
Arthur J. Gallagher & Co. 3.50% 2051	122	128
Ascent Resources - Utica LLC 7.00% 2026[2]	1,025	1,076

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ascent Resources - Utica LLC 8.25% 2028[2]	$1,332	$1,468
Ascent Resources - Utica LLC 5.875% 2029[2]	655	656
Associated Materials, LLC 9.00% 2025[2]	2,263	2,404
AssuredPartners, Inc. 7.00% 2025[2]	1,160	1,189
AssuredPartners, Inc. 8.00% 2027[2]	731	781
AssuredPartners, Inc. 5.625% 2029[2]	630	631
AstraZeneca Finance LLC 1.75% 2028	4,864	4,867
AstraZeneca Finance LLC 2.25% 2031	613	623
AstraZeneca PLC 4.00% 2029	2,000	2,300
AstraZeneca PLC 3.00% 2051	4,464	4,625
AT&T, Inc. 2.30% 2027	3,625	3,752
AT&T, Inc. 1.65% 2028	6,025	5,984
AT&T, Inc. 2.75% 2031	24,351	25,338
AT&T, Inc. 2.25% 2032	5,900	5,797
AT&T, Inc. 2.55% 2033[2]	800	793
AT&T, Inc. 3.50% 2053[2]	705	709
Atkore, Inc. 4.25% 2031[2]	835	847
Atlantic City Electric Co. 2.30% 2031	700	709
Atlas LuxCo 4 SARL 4.625% 2028[2]	260	261
ATS Automation Tooling Systems, Inc. 4.125% 2028[2]	1,332	1,368
Avangrid, Inc. 3.20% 2025	3,900	4,192
Avangrid, Inc. 3.80% 2029	3,000	3,389
Avantor Funding, Inc. 4.625% 2028[2]	1,570	1,660
Avis Budget Car Rental, LLC 5.75% 2027[2]	1,135	1,185
Avis Budget Group, Inc. 5.25% 2025[2]	627	636
Avis Budget Group, Inc. 4.75% 2028[2]	800	821
Avis Budget Group, Inc. 5.375% 2029[2]	590	615
Axalta Coating Systems LLC 4.75% 2027[2]	1,210	1,271
Axiata SPV5 Labuan, Ltd. 3.064% 2050	682	655
Axiata SPV2 Bhd. 2.163% 2030	651	643
Azul Investments LLP 7.25% 2026[2]	1,775	1,744
B&G Foods, Inc. 5.25% 2025	577	593
B&G Foods, Inc. 5.25% 2027	1,200	1,251
Bahrain (Kingdom of) 6.125% 2022	400	419
Baidu, Inc. 3.425% 2030	2,275	2,467
Baker Hughes, a GE Co. 4.486% 2030	2,288	2,701
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,339
Banff Merger Sub, Inc. 9.75% 2026[2]	1,075	1,133
Bangkok Bank PCL 4.05% 2024	1,210	1,312
Bangkok Bank PCL 4.45% 2028	470	542
Bangkok Bank PCL 9.025% 2029	980	1,376
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	9,438
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,2]	290	301
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[1]	17,050	17,110
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	15,540
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	3,820	3,852
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	13,728
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	14,210	13,827
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	1,703	1,661
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	8,422
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	5,165	5,317
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[1]	1,214	1,286
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	10,400	12,452
Bank of Montreal, junior subordinated, 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,984	2,190
Bank of Nova Scotia 1.35% 2026	7,269	7,274
Bausch Health Companies, Inc. 9.25% 2026[2]	8,085	8,804
Bausch Health Companies, Inc. 5.75% 2027[2]	1,225	1,304
Bausch Health Companies, Inc. 4.875% 2028[2]	1,690	1,732
Bausch Health Companies, Inc. 5.00% 2028[2]	570	542
Bausch Health Companies, Inc. 5.25% 2031[2]	1,115	1,044
Bayer US Finance II LLC 3.875% 2023[2]	5,690	6,096
Bayer US Finance II LLC 4.25% 2025[2]	2,557	2,852
Bayer US Finance II LLC 4.375% 2028[2]	500	573
Bayer US Finance II LLC 4.875% 2048[2]	300	377
Bayerische Motoren Werke AG 2.95% 2022[2]	2,000	2,044
Bayerische Motoren Werke AG 3.80% 2023[2]	2,028	2,146

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bayerische Motoren Werke AG 3.15% 2024[2]	$2,555	$2,726
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,516
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	5,838
Bayerische Motoren Werke AG 2.55% 2031[2]	1,737	1,801
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	725	734
Becton, Dickinson and Company 2.894% 2022	3,095	3,164
Becton, Dickinson and Company 3.734% 2024	5,427	5,914
Becton, Dickinson and Company 2.823% 2030	1,950	2,044
Becton, Dickinson and Company 3.794% 2050	1,444	1,622
Belarus (Republic of) 6.875% 2023	8,560	8,525
Belarus (Republic of) 5.875% 2026[2]	1,500	1,392
Belarus (Republic of) 7.625% 2027	31,500	30,823
Berkshire Hathaway Energy Company 3.70% 2030	4,025	4,569
Berkshire Hathaway Energy Company 2.85% 2051	2,062	2,000
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,734
Black Knight, Inc. 3.625% 2028[2]	2,080	2,072
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	1,345	1,459
Bluestar Finance Holdings Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	326	330
BMC Software, Inc. 7.125% 2025[2]	215	231
BMC Software, Inc. 9.125% 2026[2]	645	683
BMW Finance NV 2.40% 2024[2]	3,000	3,145
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,2]	14,000	14,388
Boeing Company 4.875% 2025	4,675	5,241
Boeing Company 2.75% 2026	2,634	2,753
Boeing Company 5.04% 2027	3,317	3,829
Boeing Company 5.15% 2030	2,055	2,435
Boeing Company 5.93% 2060	975	1,349
Bombardier, Inc. 6.125% 2023[2]	415	438
Bombardier, Inc. 7.50% 2025[2]	975	1,005
Bombardier, Inc. 7.125% 2026[2]	1,100	1,153
Bombardier, Inc. 7.875% 2027[2]	4,475	4,648
Bombardier, Inc. 7.45% 2034[2]	1,340	1,441
Booz Allen Hamilton, Inc. 4.00% 2029[2]	140	143
Boston Scientific Corp. 3.375% 2022	1,750	1,797
Boston Scientific Corp. 3.45% 2024	2,780	2,969
Boston Scientific Corp. 2.65% 2030	1,500	1,553
Boston Scientific Corp. 4.70% 2049	360	461
Boyd Gaming Corp. 4.75% 2027	1,605	1,663
Boyd Gaming Corp. 4.75% 2031[2]	325	338
Boyne USA, Inc. 4.75% 2029[2]	285	295
BP Capital Markets America, Inc. 1.749% 2030	5,521	5,394
Braskem SA 4.50% 2030[2]	4,050	4,230
Brightstar Escrow Corp. 9.75% 2025[2]	810	875
Bristol-Myers Squibb Company 1.45% 2030	1,417	1,369
Bristow Group, Inc. 6.875% 2028[2]	1,125	1,149
British American Tobacco PLC 3.215% 2026	4,902	5,205
British American Tobacco PLC 3.557% 2027	7,988	8,559
British American Tobacco PLC 4.70% 2027	775	876
British American Tobacco PLC 2.259% 2028	1,611	1,601
British American Tobacco PLC 3.462% 2029	5,900	6,239
British American Tobacco PLC 4.906% 2030	2,443	2,809
British American Tobacco PLC 2.726% 2031	1,542	1,524
British American Tobacco PLC 4.758% 2049	1,500	1,629
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	1,667	1,843
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	2,830	3,107
Broadcom, Inc. 4.75% 2029	1,950	2,270
Broadcom, Inc. 4.15% 2030	5,070	5,691
Broadcom, Inc. 3.419% 2033[2]	5,750	6,045
Broadcom, Inc. 3.469% 2034[2]	8,734	9,247
Broadcom, Inc. 3.50% 2041[2]	1,479	1,515
Broadcom, Inc. 3.75% 2051[2]	465	486
BroadStreet Partners, Inc. 5.875% 2029[2]	1,625	1,663
Brookfield Property REIT, Inc. 5.75% 2026[2]	5,162	5,433
Brookfield Residential Properties, Inc. 5.00% 2029[2]	550	556
Burger King Corp. 3.875% 2028[2]	1,000	1,014
Burlington Northern Santa Fe LLC 3.05% 2051	2,950	3,086
BWX Technologies, Inc. 4.125% 2029[2]	1,370	1,397
Cablevision Systems Corp. 6.75% 2021	5,425	5,545

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Caesars Entertainment, Inc. 6.25% 2025[2]	$380	$403
California Resources Corp. 7.125% 2026[2]	935	985
Canadian National Railway Company 3.20% 2046	190	197
Canadian Natural Resources, Ltd. 2.95% 2023	5,400	5,595
Canadian Natural Resources, Ltd. 2.05% 2025	1,846	1,898
Canadian Natural Resources, Ltd. 3.85% 2027	5,473	6,031
Canadian Natural Resources, Ltd. 2.95% 2030	16,576	17,202
Carnival Corp. 11.50% 2023[2]	12,870	14,500
Carnival Corp. 7.625% 2026[2]	250	272
Carrier Global Corp. 2.493% 2027	750	786
Carrier Global Corp. 2.722% 2030	2,453	2,545
Carrier Global Corp. 3.377% 2040	989	1,039
Carrols Restaurant Group, Inc. 5.875% 2029[2]	875	865
Carvana Co. 5.50% 2027[2]	440	456
Catalent, Inc. 3.125% 2029[2]	345	335
CCB Life Insurance Co., Ltd., 4.50% 2077 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.68% on 4/21/2022)[1]	250	253
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	498	516
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	5,950	6,203
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	750	794
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	3,800	3,889
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	1,975	2,015
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,900	2,792
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	320	333
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	1,575	1,614
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	2,100	2,082
CEC Entertainment, Inc. 6.75% 2026[2]	1,275	1,310
Centene Corp. 4.25% 2027	1,500	1,583
Centene Corp. 2.45% 2028	750	761
Centene Corp. 4.625% 2029	2,565	2,824
Centene Corp. 2.50% 2031	615	607
Central Garden & Pet Co. 4.125% 2030	610	625
Central Garden & Pet Co. 4.125% 2031[2]	280	284
Charles River Laboratories International, Inc. 4.25% 2028[2]	1,050	1,087
Charles River Laboratories International, Inc. 3.75% 2029[2]	205	208
Cheniere Energy Partners LP 5.625% 2026	812	844
Cheniere Energy Partners LP 4.50% 2029	1,220	1,313
Cheniere Energy Partners LP 4.00% 2031[2]	640	670
Cheniere Energy, Inc. 4.625% 2028[2]	3,460	3,655
Cheniere Energy, Inc. 3.70% 2029	1,077	1,177
Chesapeake Energy Corp. 5.50% 2026[2]	640	677
Chesapeake Energy Corp. 5.875% 2029[2]	550	596
Chevron Corp. 1.995% 2027	6,472	6,684
Chevron Corp. 2.236% 2030	983	1,014
Chevron USA, Inc. 1.018% 2027	5,006	4,878
Chevron USA, Inc. 2.343% 2050	886	801
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[1]	4,300	4,569
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[1]	27,625	28,227
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	21,760	21,816
Cigna Corp. 3.75% 2023	3,100	3,302
Cigna Corp. 4.125% 2025	2,615	2,932
Cigna Corp. 4.375% 2028	3,618	4,211
Cigna Corp. 2.40% 2030	250	255
Cigna Corp. 2.375% 2031	1,939	1,968
Cinemark USA, Inc. 5.875% 2026[2]	475	499
Cinemark USA, Inc. 5.25% 2028[2]	670	688
Cirsa Gaming Corp. SA 7.875% 2023[2]	1,708	1,745
Citigroup, Inc. 2.75% 2022	3,354	3,416
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,856
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	25,925	27,759
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	39,914	39,789
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,673
Clarivate Science Holdings Corp. 3.875% 2028[2]	795	803
Clarivate Science Holdings Corp. 4.875% 2029[2]	1,990	2,045
Cleveland-Cliffs, Inc. 9.875% 2025[2]	1,239	1,454
Cleveland-Cliffs, Inc. 6.75% 2026[2]	2,230	2,408
Cleveland-Cliffs, Inc. 5.875% 2027	655	689

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Cleveland-Cliffs, Inc. 4.625% 2029[2]	$850	$895
Cleveland-Cliffs, Inc. 4.875% 2031[2]	1,275	1,340
CMB International Leasing Management, Ltd. 3.625% 2029	960	1,000
CNX Resources Corp. 7.25% 2027[2]	955	1,025
CNX Resources Corp. 6.00% 2029[2]	935	1,012
Coca-Cola Company 1.00% 2028	1,210	1,174
Coca-Cola Company 1.375% 2031	1,487	1,423
Coca-Cola Company 2.50% 2051	710	670
Cogent Communications Group, Inc. 3.50% 2026[2]	2,300	2,355
Colbun SA 3.95% 2027[2]	2,445	2,675
Colombia (Republic of) 3.25% 2032	1,620	1,591
Comcast Corp. 3.95% 2025	4,395	4,927
Comcast Corp. 2.65% 2030	4,760	5,015
Comcast Corp. 1.50% 2031	5,500	5,216
Comcast Corp. 1.95% 2031	642	634
Comcast Corp. 2.80% 2051	200	193
Comision Federal de Electricidad 4.875% 2024[2]	3,500	3,819
Comisión Federal de Electricidad 4.75% 2027[2]	370	414
Commonwealth Bank of Australia 2.688% 2031[2]	21,525	21,541
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	4,161	4,409
Commonwealth Bank of Australia 3.305% 2041[2]	8,293	8,457
Community Health Systems, Inc. 5.625% 2027[2]	700	748
Community Health Systems, Inc. 6.00% 2029[2]	1,567	1,679
Compass Diversified Holdings 5.25% 2029[2]	2,635	2,744
Comstock Resources, Inc. 6.75% 2029[2]	1,690	1,802
Comstock Resources, Inc. 5.875% 2030[2]	1,200	1,226
Conagra Brands, Inc. 1.375% 2027	800	781
Conagra Brands, Inc. 5.40% 2048	5,137	6,906
Connecticut Light and Power Co. 2.05% 2031	1,000	1,009
Constellation Brands, Inc. 2.65% 2022	7,000	7,199
Constellation Brands, Inc. 2.875% 2030	839	881
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7,8]	6,822	1,944
Constellium SE 3.75% 2029[2]	970	962
Consumers Energy Co. 3.10% 2050	2,500	2,654
Continental Resources, Inc. 5.75% 2031[2]	95	114
CoreCivic, Inc. 8.25% 2026	2,002	2,080
CoreLogic, Inc. 4.50% 2028[2]	4,255	4,223
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	975	984
Corporate Office Properties LP 2.25% 2026	1,413	1,454
Corporate Office Properties LP 2.75% 2031	806	813
Costa Rica (Republic of) 6.125% 2031[2]	5,775	6,140
Costa Rica (Republic of) 7.00% 2044	3,526	3,658
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	3,855	4,022
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	7,000	7,141
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	5,582
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,862	4,344
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	5,125	5,291
Crestwood Midstream Partners LP 6.00% 2029[2]	1,500	1,573
CRH America, Inc. 5.125% 2045[2]	3,000	3,921
Crown Castle International Corp. 2.50% 2031	950	958
CSX Corp. 4.25% 2029	6,730	7,828
CSX Corp. 3.80% 2050	397	455
CSX Corp. 2.50% 2051	5,700	5,191
CVR Partners LP 9.25% 2023[2]	213	214
CVR Partners LP 6.125% 2028[2]	965	990
CVS Health Corp. 3.70% 2023	426	449
CVS Health Corp. 4.30% 2028	2,343	2,694
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	300
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,438
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	2,200	2,258
Dana, Inc. 5.625% 2028	1,205	1,306
Dana, Inc. 4.25% 2030	525	541
Danske Bank AS 2.70% 2022[2]	7,200	7,315
Danske Bank AS 3.875% 2023[2]	9,700	10,329
Darling Ingredients, Inc. 5.25% 2027[2]	857	902
DaVita, Inc. 4.625% 2030[2]	1,080	1,112

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	$170	$167
Dell International LLC / EMC Corp. 8.10% 2036	750	1,145
Dell International LLC / EMC Corp. 8.35% 2046	485	794
Dell, Inc. 6.50% 2038	375	480
Dell, Inc. 5.40% 2040	100	118
Deluxe Corp. 8.00% 2029[2]	975	1,060
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	1,875	1,904
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	6,900	7,353
Development Bank of Mongolia LLC 7.25% 2023	700	757
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,6,7,9,10]	156	156
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[6,7,9,10]	142	142
Diamond Sports Group LLC 5.375% 2026[2]	596	387
Diamond Sports Group LLC 6.625% 2027[2]	1,870	921
Diamondback Energy, Inc. 4.40% 2051	2,732	3,084
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[1]	1,001	1,014
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]	905	934
Diebold Nixdorf, Inc. 9.375% 2025[2]	3,450	3,836
Diebold, Inc. 8.50% 2024	1,125	1,153
Discovery Communications, Inc. 3.625% 2030	2,669	2,915
DISH DBS Corp. 5.125% 2029[2]	1,825	1,804
Diversified Healthcare Trust 4.75% 2028	325	321
Diversified Healthcare Trust 4.375% 2031	1,825	1,751
Dominican Republic 5.30% 2041[2]	150	150
Dominican Republic 6.85% 2045	2,815	3,192
Dow Chemical Co. 4.55% 2025	500	570
Dow Chemical Co. 4.80% 2028	385	461
Dow Chemical Co. 2.10% 2030	1,000	989
Dow Chemical Co. 5.55% 2048	725	1,020
Dow Chemical Co. 4.80% 2049	500	644
Dow Chemical Co. 3.60% 2050	1,000	1,082
DPL, Inc. 4.125% 2025	1,685	1,809
DT Midstream, Inc. 4.125% 2029[2]	1,290	1,311
Duke Energy Progress, LLC 3.70% 2028	6,150	6,929
Dun & Bradstreet Corp. 6.875% 2026[2]	647	688
Ecolab, Inc. 2.125% 2050	1,000	894
Edison International 4.125% 2028	12,001	12,783
EDP Finance BV 3.625% 2024[2]	3,000	3,227
Egypt (Arab Republic of) 5.875% 2025	2,000	2,140
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	5,969
Egypt (Arab Republic of) 7.625% 2032[2]	500	532
Elastic NV 4.125% 2029[2]	600	600
Electricité de France SA 3.625% 2025[2]	760	836
Electricité de France SA 4.50% 2028[2]	1,722	2,008
Electricité de France SA 4.875% 2038[2]	7,267	8,950
Electricité de France SA 4.875% 2044[2]	325	410
Electricité de France SA 5.00% 2048[2]	768	1,009
Element Solutions, Inc. 3.875% 2028[2]	1,060	1,083
Eli Lilly and Company 3.375% 2029	1,435	1,613
Embarq Corp. 7.995% 2036	1,830	2,077
Empire Communities Corp. 7.00% 2025[2]	475	500
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,249
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	4,899
Enbridge Energy Partners LP 7.375% 2045	1,737	2,736
Enbridge, Inc. 2.50% 2025	5,000	5,243
Enbridge, Inc. 3.40% 2051	3,697	3,722
Encompass Health Corp. 4.50% 2028	492	511
Encompass Health Corp. 4.75% 2030	900	958
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	2,746	2,804
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	1,561	1,055
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	980	962
Enel Chile SA 4.875% 2028	1,435	1,659
Enel Finance International SA 2.75% 2023[2]	21,600	22,408
Enel Finance International SA 3.50% 2028[2]	7,600	8,333
Enel Finance International SA 4.75% 2047[2]	4,218	5,203
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	10,000	11,639

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Energean Israel Finance, Ltd. 4.50% 2024[2]	$505		$517
Energizer Holdings, Inc. 4.375% 2029[2]	1,250		1,253
Energy Transfer Operating LP 5.00% 2050	27,037		31,310
Energy Transfer Partners LP 4.20% 2027	6,690		7,399
Energy Transfer Partners LP 5.30% 2047	550		645
Energy Transfer Partners LP 6.00% 2048	3,997		5,061
Energy Transfer Partners LP 6.25% 2049	3,856		5,069
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	800		818
Enfragen Energia Sur SA 5.375% 2030[2]	800		797
EnLink Midstream Partners, LLC 5.625% 2028[2]	620		657
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]	1,600		1,633
ENN Energy Holdings, Ltd. 2.625% 2030[2]	16,695		16,689
Entergy Louisiana, LLC 2.90% 2051	1,250		1,235
Enterprise Products Operating LLC 3.20% 2052	1,757		1,747
EQM Midstream Partners LP 6.50% 2027[2]	2,210		2,471
EQM Midstream Partners LP 4.50% 2029[2]	365		372
EQM Midstream Partners LP 4.75% 2031[2]	355		366
EQT Corp. 5.00% 2029	65		73
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[1]	317		413
Equinix, Inc. 3.20% 2029	7,478		8,030
Equinix, Inc. 2.15% 2030	11,662		11,598
Equinix, Inc. 3.00% 2050	3,418		3,288
Equinix, Inc. 2.95% 2051	1,750		1,674
Essex Portfolio LP 3.25% 2023	2,870		2,996
Essex Portfolio LP 3.875% 2024	3,360		3,618
Ethiopia (Federal Democratic Republic of) 6.625% 2024	11,450		10,620
European Investment Bank 2.25% 2022	4,600		4,668
Everi Holdings Inc. 5.00% 2029[2]	670		687
Exelon Corp. 4.70% 2050	350		443
Exxon Mobil Corp. 2.019% 2024	7,950		8,275
Exxon Mobil Corp. 2.44% 2029	1,617		1,695
Exxon Mobil Corp. 2.61% 2030	980		1,034
Exxon Mobil Corp. 3.452% 2051	803		876
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,6]	—	[11]	—	[11]
Fannie Mae Pool #AJ0049 3.00% 2026[4]	161		170
Fannie Mae Pool #AL1381 3.00% 2027[4]	16		17
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,028		1,080
Fannie Mae Pool #FM1465 3.00% 2030[4]	123		130
Fannie Mae Pool #BK0499 3.00% 2034[4]	389		410
Fannie Mae Pool #MA3384 4.00% 2048[4]	45		48
Fannie Mae Pool #FM3217 3.50% 2050[4]	19,884		21,306
Fertitta Entertainment, Inc. 6.75% 2024[2]	950		961
Fidelity National Information Services, Inc. 1.65% 2028	934		930
Fidelity National Information Services, Inc. 2.25% 2031	1,235		1,234
Fidelity National Information Services, Inc. 3.10% 2041	452		464
First Quantum Minerals, Ltd. 7.25% 2023[2]	1,163		1,187
First Quantum Minerals, Ltd. 6.50% 2024[2]	613		627
First Quantum Minerals, Ltd. 7.50% 2025[2]	3,129		3,255
First Quantum Minerals, Ltd. 6.875% 2026[2]	587		615
First Quantum Minerals, Ltd. 6.875% 2027[2]	1,250		1,364
FirstEnergy Corp. 3.35% 2022[1]	10,000		10,168
FirstEnergy Corp. 2.05% 2025	11,325		11,422
FirstEnergy Corp. 1.60% 2026	7,525		7,364
FirstEnergy Corp. 4.40% 2027[1]	8,588		9,349
FirstEnergy Corp. 3.50% 2028[2]	1,425		1,526
FirstEnergy Corp. 2.25% 2030	2,500		2,400
FirstEnergy Corp. 2.65% 2030	7,434		7,415
FirstEnergy Corp. 7.375% 2031	867		1,189
FirstEnergy Corp. 5.35% 2047[1]	775		931
FirstEnergy Corp. 3.40% 2050	850		835
FirstEnergy Transmission LLC 2.866% 2028[2]	1,700		1,763
Fiserv, Inc. 2.25% 2027	3,860		4,006
Five Corners Funding Trust II 2.85% 2030[2]	3,500		3,691
Florida Power & Light Company 2.85% 2025	1,600		1,712
FMG Resources 4.375% 2031[2]	1,900		2,035
Ford Motor Credit Company LLC 3.664% 2024	419		440
Ford Motor Credit Company LLC 3.81% 2024	1,762		1,846
Ford Motor Credit Company LLC 5.584% 2024	376		412

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Company LLC 5.125% 2025	$3,780	$4,167
Ford Motor Credit Company LLC 4.542% 2026	1,370	1,494
Ford Motor Credit Company LLC 3.815% 2027	2,125	2,216
Ford Motor Credit Company LLC 4.125% 2027	650	690
Ford Motor Credit Company LLC 2.90% 2028	250	249
Ford Motor Credit Company LLC 4.00% 2030	1,915	2,008
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[2]	565	589
Freddie Mac Pool #ZK3775 3.00% 2026[4]	48	51
Freddie Mac Pool #SI2002 4.00% 2048[4]	248	265
Freddie Mac Pool #SD8158 3.50% 2051[4]	241	255
Freddie Mac Pool #SD8164 3.50% 2051[4]	180	191
Freedom Mortgage Corp. 7.625% 2026[2]	1,800	1,876
Freeport-McMoRan, Inc. 3.875% 2023	250	261
Freeport-McMoRan, Inc. 4.25% 2030	1,575	1,689
Freeport-McMoRan, Inc. 5.45% 2043	560	685
Fresnillo PLC 4.25% 2050[2]	2,560	2,607
Front Range BidCo, Inc. 6.125% 2028[2]	1,500	1,534
Frontier Communications Corp. 5.875% 2027[2]	1,025	1,099
Frontier Communications Corp. 5.00% 2028[2]	927	960
Frontier Communications Corp. 6.75% 2029[2]	1,978	2,107
Frontier Communications Holdings, LLC 5.875% 2029	2,625	2,676
FS Energy and Power Fund 7.50% 2023[2]	4,215	4,366
FXI Holdings, Inc. 7.875% 2024[2]	432	447
FXI Holdings, Inc. 12.25% 2026[2]	3,480	4,018
Gabonese Republic 6.95% 2025	1,750	1,901
Gabonese Republic 6.625% 2031[2]	325	328
Gaming and Leisure Properties, Inc. 3.35% 2024	479	509
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,430
Gartner, Inc. 4.50% 2028[2]	942	996
Gartner, Inc. 3.75% 2030[2]	360	369
GC Treasury Center Co., Ltd. 2.98% 2031[2]	550	563
GC Treasury Center Co., Ltd. 4.30% 2051[2]	500	549
GE Capital Funding, LLC 4.05% 2027	200	226
GE Capital Funding, LLC 4.40% 2030	1,446	1,686
General Dynamics Corp. 1.15% 2026	3,470	3,486
General Dynamics Corp. 3.75% 2028	4,576	5,199
General Dynamics Corp. 3.625% 2030	330	373
General Dynamics Corp. 2.25% 2031	1,089	1,118
General Electric Capital Corp. 3.373% 2025	3,750	4,094
General Electric Capital Corp. 4.418% 2035	600	720
General Electric Co. 3.45% 2027	1,250	1,375
General Electric Co. 3.625% 2030	2,000	2,232
General Motors Company 6.80% 2027	538	678
General Motors Financial Co. 3.55% 2022	1,850	1,910
General Motors Financial Co. 5.20% 2023	6,421	6,916
General Motors Financial Co. 2.90% 2025	1,720	1,822
General Motors Financial Co. 1.50% 2026	1,000	995
General Motors Financial Co. 4.00% 2026	1,000	1,105
General Motors Financial Co. 2.40% 2028	13,300	13,511
General Motors Financial Co. 2.70% 2031	1,150	1,157
Genesis Energy LP 8.00% 2027	3,027	3,184
Georgia (Republic of) 2.75% 2026[2]	2,535	2,586
Ghana (Republic of) 6.375% 2027[2]	480	483
GlaxoSmithKline PLC 3.625% 2025	2,005	2,215
GlaxoSmithKline PLC 3.875% 2028	718	824
GlaxoSmithKline PLC 3.375% 2029	845	940
Glencore Funding LLC 1.625% 2026[2]	15,181	15,243
Glencore Funding LLC 2.85% 2031[2]	4,600	4,683
Global Infrastructure Solutions, Inc. 5.625% 2029[2]	1,650	1,714
Global Payments, Inc. 2.90% 2030	4,027	4,201
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,109
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	5,926	5,917
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	3,625	3,524
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	15,346	15,688
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	3,349	3,508
Goodyear Tire & Rubber Co. 5.00% 2029[2]	2,375	2,490
GPC Merger Sub, Inc. 7.125% 2028[2]	1,210	1,307
Gray Oak Pipeline, LLC 3.45% 2027[2]	3,619	3,810
Gray Television, Inc. 7.00% 2027[2]	1,300	1,410

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Groupe BPCE SA 5.70% 2023[2]	$850	$942
Groupe BPCE SA 5.15% 2024[2]	5,000	5,573
Grupo Axo, SAPI de CV, 5.75% 2026[2]	400	401
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	4,145
Guara Norte SARL 5.198% 2034[2]	1,183	1,234
Guatemala (Republic of) 4.50% 2026	1,261	1,387
Guatemala (Republic of) 4.375% 2027	2,710	2,962
Guatemala (Republic of) 4.875% 2028	4,400	4,972
Gulf Power Co. 3.30% 2027	1,508	1,654
Hanesbrands, Inc. 4.625% 2024[2]	635	674
Hanesbrands, Inc. 5.375% 2025[2]	255	271
Hanesbrands, Inc. 4.875% 2026[2]	552	597
Harsco Corp. 5.75% 2027[2]	1,745	1,833
Harvest Midstream I LP 7.50% 2028[2]	1,485	1,616
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[2]	1,000	1,009
HCA, Inc. 5.375% 2025	152	172
HCA, Inc. 5.875% 2026	810	938
HCA, Inc. 5.625% 2028	2,230	2,645
HCA, Inc. 3.50% 2030	50	53
HCA, Inc. 5.25% 2049	675	862
Hexion, Inc. 7.875% 2027[2]	2,445	2,641
Hightower Holding, LLC 6.75% 2029[2]	315	322
Hilcorp Energy I LP 5.75% 2029[2]	1,450	1,514
Hilcorp Energy I LP 6.00% 2031[2]	880	934
Hilton Grand Vacations Borrower LLC 5.00% 2029[2]	2,250	2,303
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	1,170	1,182
Home Depot, Inc. 2.95% 2029	7,524	8,225
Home Depot, Inc. 4.50% 2048	863	1,128
Home Depot, Inc. 2.375% 2051	1,073	995
Honduras (Republic of) 5.625% 2030[2]	6,430	6,761
Honeywell International, Inc. 2.30% 2024	700	735
Honeywell International, Inc. 2.70% 2029	908	976
Howard Hughes Corp. 5.375% 2028[2]	2,310	2,457
Howard Hughes Corp. 4.125% 2029[2]	325	326
Howard Hughes Corp. 4.375% 2031[2]	250	250
Howmet Aerospace, Inc. 6.875% 2025	755	880
HSBC Holdings PLC 4.95% 2030	2,300	2,778
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	9,400	9,766
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[6]	800	614
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[6]	4,543	3,725
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[6]	2,492	1,857
Huarong Finance 2017 Co., Ltd. 4.75% 2027	3,899	2,734
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[6]	6,226	4,656
Huarong Finance 2019 Co., Ltd. 3.75% 2024	1,500	1,110
Huarong Finance 2019 Co., Ltd. 3.875% 2029	1,520	1,041
Huarong Finance 2019 Co., Ltd. 4.50% 2029	2,668	1,854
Huarong Finance II Co., Ltd. 5.00% 2025	4,543	3,282
Huarong Finance II Co., Ltd. 5.50% 2025	4,566	3,391
Huarong Finance II Co., Ltd. 4.625% 2026	2,801	1,975
Huarong Finance II Co., Ltd. 4.875% 2026	2,012	1,418
HUB International, Ltd. 7.00% 2026[2]	1,940	2,017
Huntsman International LLC 2.95% 2031	76	77
Hyundai Capital America 3.25% 2022[2]	2,104	2,169
Hyundai Capital America 1.25% 2023[2]	2,205	2,227
Hyundai Capital America 0.875% 2024[2]	8,710	8,674
Hyundai Capital America 1.80% 2025[2]	666	677
Hyundai Capital America 1.50% 2026[2]	6,775	6,730
Hyundai Capital America 2.375% 2027[2]	8,548	8,752
Hyundai Capital America 2.00% 2028[2]	4,375	4,345
ICBCIL Finance Co., Ltd. 3.625% 2027	1,820	1,963
Independence Energy Finance LLC 7.25% 2026[2]	850	895
Ingles Markets, Inc. 4.00% 2031[2]	1,840	1,840
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6]	1,827	1,850
International Flavors & Fragrances, Inc. 1.23% 2025[2]	2,500	2,488
International Flavors & Fragrances, Inc. 1.832% 2027[2]	844	842
International Flavors & Fragrances, Inc. 2.30% 2030[2]	1,500	1,493
International Flavors & Fragrances, Inc. 3.268% 2040[2]	1,000	1,028
International Flavors & Fragrances, Inc. 3.468% 2050[2]	1,750	1,822

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
International Game Technology PLC 6.50% 2025[2]	$2,235	$2,509
International Game Technology PLC 4.125% 2026[2]	620	646
International Game Technology PLC 5.25% 2029[2]	440	473
Interstate Power and Light Co. 2.30% 2030	4,150	4,217
Intesa Sanpaolo SpA 3.25% 2024[2]	9,500	10,111
Intuit, Inc. 0.95% 2025	4,770	4,785
Inversiones Latin America Power 5.125% 2033[2]	960	953
Investment Energy Resources, Ltd. 6.25% 2029[2]	290	314
IPALCO Enterprises, Inc. 3.70% 2024	275	296
Iqvia, Inc. 5.00% 2027[2]	1,500	1,576
Iraq (Republic of) 6.752% 2023[2]	2,200	2,256
Iron Mountain, Inc. 5.25% 2030[2]	1,795	1,903
Iron Mountain, Inc. 4.50% 2031[2]	810	821
Israel (State of) 2.50% 2030	21,810	22,889
Israel (State of) 2.75% 2030	3,540	3,783
Israel (State of) 3.375% 2050	8,310	8,897
Israel (State of) 3.875% 2050	3,895	4,517
Jazz Securities DAC 4.375% 2029[2]	200	208
JBS Luxembourg SARL 3.625% 2032[2]	1,270	1,271
Jersey Central Power & Light Co. 4.30% 2026[2]	560	620
Johnson & Johnson 1.30% 2030	4,522	4,388
Jordan (Hashemite Kingdom of) 4.95% 2025	800	834
Jordan (Hashemite Kingdom of) 5.85% 2030[2]	1,300	1,358
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	15,529	15,617
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	15,010	17,792
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	293	301
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,498	4,810
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	440	441
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,834
Kazakhstan (Republic of) 6.50% 2045	500	733
KB Home 6.875% 2027	2,350	2,805
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,430	2,506
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,445	1,488
Kenya (Republic of) 6.875% 2024	9,500	10,472
Kenya (Republic of) 6.30% 2034[2]	300	301
Kenya (Republic of) 8.25% 2048	550	607
Keurig Dr Pepper, Inc. 3.20% 2030	853	923
Keurig Dr Pepper, Inc. 5.085% 2048	1,825	2,414
Kimberly-Clark Corp. 3.10% 2030	668	739
Kinder Morgan, Inc. 5.20% 2048	1,110	1,402
Kinder Morgan, Inc. 3.60% 2051	2,401	2,451
Kraft Heinz Company 3.875% 2027	2,800	3,079
Kraft Heinz Company 4.25% 2031	45	51
Kraft Heinz Company 4.625% 2039	120	140
Kraft Heinz Company 5.00% 2042	1,550	1,896
Kraft Heinz Company 5.20% 2045	830	1,032
Kraft Heinz Company 4.375% 2046	100	114
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	610	620
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	1,775	1,781
L3Harris Technologies, Inc. 1.80% 2031	1,575	1,531
Laboratory Corporation of America Holdings 2.70% 2031	2,500	2,550
Lamar Media Corp. 3.75% 2028	1,215	1,238
Lamar Media Corp. 3.625% 2031[2]	125	122
LD Holdings Group LLC 6.125% 2028[2]	950	952
Leader Goal International, Ltd. 4.25% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.919% on 1/19/2023)[1]	1,450	1,484
Level 3 Financing, Inc. 3.75% 2029[2]	900	876
Levi Strauss & Co. 3.50% 2031[2]	190	189
LGI Homes, Inc. 4.00% 2029[2]	750	755
Liberty Global PLC 5.50% 2028[2]	1,175	1,235
Ligado Networks LLC 15.50% 2023 (100% PIK)[2,7]	1,130	1,116
Ligado Networks LLC 17.50% 2024 (100% PIK)[2,7]	382	296
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	4,818	5,633
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	3,748	4,381
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	3,300	3,424
Limited Brands, Inc. 6.625% 2030[2]	235	272
Limited Brands, Inc. 6.875% 2035	170	215
Lithia Motors, Inc. 3.875% 2029[2]	600	623

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Lithuania (Republic of) 6.625% 2022[2]	$2,000	$2,076
Lloyds Banking Group PLC 3.75% 2027	9,770	10,801
Lowe’s Companies, Inc. 1.70% 2030	1,000	959
Lowe’s Companies, Inc. 4.05% 2047	387	447
Lowe’s Companies, Inc. 3.00% 2050	1,082	1,069
LPL Financial Holdings, Inc. 4.625% 2027[2]	2,250	2,338
LPL Financial Holdings, Inc. 4.375% 2031[2]	655	664
LSB Industries, Inc. 9.625% 2023[2]	4,300	4,426
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	2,502	133
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	830	862
LYB International Finance III, LLC 1.25% 2025	484	483
LYB International Finance III, LLC 2.875% 2025	500	531
LYB International Finance III, LLC 2.25% 2030	913	913
LYB International Finance III, LLC 3.375% 2030	500	543
LYB International Finance III, LLC 3.375% 2040	1,000	1,038
LYB International Finance III, LLC 3.625% 2051	2,409	2,549
Magic MergerCo, Inc. 5.25% 2028[2]	800	822
Magic MergerCo, Inc. 7.875% 2029[2]	800	826
Mallinckrodt PLC 10.00% 2025[2]	7,000	7,831
Marriott Ownership Resorts, Inc. 4.50% 2029[2]	180	183
Marsh & McLennan Companies, Inc. 3.875% 2024	370	401
Marsh & McLennan Companies, Inc. 4.375% 2029	160	188
Marsh & McLennan Companies, Inc. 2.25% 2030	351	356
Marsh & McLennan Companies, Inc. 4.75% 2039	500	641
Marsh & McLennan Companies, Inc. 4.90% 2049	1,000	1,367
Masco Corp. 1.50% 2028	1,033	1,009
Masco Corp. 2.00% 2031	994	972
Masco Corp. 3.125% 2051	153	152
MasTec, Inc. 4.50% 2028[2]	575	607
McDonald’s Corp. 2.125% 2030	1,649	1,669
MDC Partners, Inc. 7.50% 2024[1,2]	2,870	2,909
Medical Properties Trust, Inc. 3.50% 2031	1,059	1,071
Meituan Dianping 2.125% 2025	10,930	10,853
Meituan Dianping 3.05% 2030[2]	1,665	1,649
Melco International Development, Ltd. 5.375% 2029[2]	550	582
Mercer International, Inc. 5.125% 2029[2]	685	706
Merck & Co., Inc. 1.45% 2030	1,461	1,424
Meredith Corp. 6.875% 2026	1,262	1,314
Methanex Corp. 5.125% 2027	1,525	1,649
Methanex Corp. 5.65% 2044	1,400	1,451
MetLife, Inc. 4.55% 2030	1,750	2,100
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,522
Metropolitan Life Global Funding I 3.375% 2022[2]	500	508
Metropolitan Life Global Funding I 1.95% 2023[2]	2,000	2,048
Metropolitan Life Global Funding I 0.95% 2025[2]	666	666
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,564
Metropolitan Life Global Funding I 3.00% 2027[2]	1,150	1,241
Metropolitan Life Global Funding I 1.55% 2031[2]	571	544
Mexico City Airport Trust 4.25% 2026	1,278	1,391
Mexico City Airport Trust 3.875% 2028	1,672	1,750
Mexico City Airport Trust 5.50% 2046	2,675	2,708
Mexico City Airport Trust 5.50% 2047	2,947	2,991
Mexico City Airport Trust 5.50% 2047[2]	287	291
MGM Growth Properties LLC 3.875% 2029[2]	770	784
MGM Resorts International 7.75% 2022	3,500	3,663
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[5,6]	175	178
MicroStrategy, Inc. 6.125% 2028[2]	350	350
MidCap Financial Issuer Trust 6.50% 2028[2]	1,300	1,362
MidCap Financial Issuer Trust 5.625% 2030[2]	1,000	1,005
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,198
Mohegan Gaming & Entertainment 8.00% 2026[2]	2,535	2,652
Molina Healthcare, Inc. 5.375% 2022	5,635	5,913
Molina Healthcare, Inc. 4.375% 2028[2]	135	141
Molina Healthcare, Inc. 3.875% 2030[2]	460	480
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	992	1,003
Mongolia (State of) 8.75% 2024	448	517
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	14,526
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	10,772	10,853

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	$1,604	$1,561
Movida Europe SA 5.25% 2031[2]	4,770	4,830
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]	2,100	1,786
MPLX LP 2.65% 2030	9,007	9,099
MPLX LP 5.50% 2049	21,165	27,457
MSCI, Inc. 5.375% 2027[2]	890	950
MSCI, Inc. 3.625% 2031[2]	900	924
MSCI, Inc. 3.875% 2031[2]	2,380	2,473
Mueller Water Products, Inc. 4.00% 2029[2]	865	890
MV24 Capital BV 6.748% 2034	4,267	4,734
National Financial Partners Corp. 6.875% 2028[2]	1,578	1,666
National Grid PLC 3.15% 2027[2]	1,105	1,187
Nationstar Mortgage Holdings, Inc. 5.50% 2028[2]	600	606
Navient Corp. 5.50% 2023	2,441	2,578
Navient Corp. 5.875% 2024	4,030	4,358
Navient Corp. 6.125% 2024	187	202
Navient Corp. 4.875% 2028	530	533
NCL Corp., Ltd. 3.625% 2024[2]	1,680	1,625
NCL Corp., Ltd. 5.875% 2026[2]	700	735
NCR Corp. 5.125% 2029[2]	1,600	1,652
Neiman Marcus Group LLC 7.125% 2026[2]	2,160	2,309
Neon Holdings, Inc. 10.125% 2026[2]	305	334
NESCO Holdings II, Inc. 5.50% 2029[2]	355	371
Nestlé Holdings, Inc. 0.625% 2026[2]	6,692	6,574
Nestlé Holdings, Inc. 1.00% 2027[2]	4,275	4,177
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[5,6]	2,866	2,879
Netflix, Inc. 4.875% 2028	925	1,076
New Fortress Energy, Inc. 6.75% 2025[2]	650	666
New Fortress Energy, Inc. 6.50% 2026[2]	3,630	3,714
New York Life Global Funding 2.30% 2022[2]	3,000	3,061
New York Life Global Funding 0.95% 2025[2]	842	844
New York Life Global Funding 0.85% 2026[2]	1,750	1,731
New York Life Global Funding 1.20% 2030[2]	11,502	10,794
New York Life Insurance Company 3.75% 2050[2]	2,315	2,597
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,271
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	3,070	3,303
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	671	771
Newell Rubbermaid, Inc. 4.70% 2026	570	636
Newell Rubbermaid, Inc. 5.875% 2036[1]	550	680
News Corp. 3.875% 2029[2]	725	733
Nexstar Broadcasting, Inc. 4.75% 2028[2]	1,477	1,519
Nexstar Escrow Corp. 5.625% 2027[2]	780	828
NextEra Energy Capital Holdings, Inc. 1.90% 2028	7,850	7,947
NFP Corp. 4.875% 2028[2]	1,650	1,679
NGL Energy Operating LLC 7.50% 2026[2]	4,200	4,415
NGL Energy Partners LP 7.50% 2023	2,407	2,374
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,524
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	650	671
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	730	772
NIKE, Inc. 3.375% 2050	3,450	3,894
Norfolk Southern Corp. 3.05% 2050	816	817
Northern Oil and Gas, Inc. 8.125% 2028[2]	2,215	2,390
Northern States Power Co. 2.60% 2051	1,250	1,191
NorthRiver Midstream Finance LP 5.625% 2026[2]	875	910
Northrop Grumman Corp. 3.25% 2028	4,195	4,587
Northrop Grumman Corp. 5.25% 2050	1,098	1,545
Northwestern Mutual Global Funding 0.80% 2026[2]	889	876
Nouryon Holding BV 8.00% 2026[2]	1,185	1,258
Nova Chemicals Corp. 5.00% 2025[2]	695	745
Nova Chemicals Corp. 5.25% 2027[2]	745	804
Nova Chemicals Corp. 4.25% 2029[2]	1,340	1,355
Novartis Capital Corp. 2.20% 2030	2,555	2,641
Novelis Corp. 4.75% 2030[2]	1,210	1,272
Nuveen, LLC 4.00% 2028[2]	545	629
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	1,110	1,183
Oasis Petroleum, Inc. 6.375% 2026[2]	680	710
Occidental Petroleum Corp. 2.70% 2023	389	399
Occidental Petroleum Corp. 2.90% 2024	1,144	1,171
Occidental Petroleum Corp. 5.875% 2025	960	1,069

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Occidental Petroleum Corp. 8.00% 2025	$420	$503
Occidental Petroleum Corp. 6.375% 2028	1,725	2,016
Occidental Petroleum Corp. 3.50% 2029	670	673
Occidental Petroleum Corp. 6.125% 2031	470	554
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,775
Oleoducto Central SA 4.00% 2027[2]	20,945	21,640
Oleoducto Central SA 4.00% 2027	4,602	4,755
Oman (Sultanate of) 6.25% 2031[2]	2,400	2,584
ONEOK, Inc. 4.00% 2027	84	93
ONEOK, Inc. 4.55% 2028	28	32
ONEOK, Inc. 4.35% 2029	49	55
ONEOK, Inc. 3.10% 2030	918	961
ONEOK, Inc. 6.35% 2031	1,868	2,418
ONEOK, Inc. 4.95% 2047	282	332
ONEOK, Inc. 5.20% 2048	2,947	3,617
ONEOK, Inc. 4.45% 2049	23,173	25,664
ONEOK, Inc. 7.15% 2051	1,831	2,698
Oracle Corp. 2.65% 2026	9,890	10,444
Oracle Corp. 3.25% 2027	8,084	8,807
Oracle Corp. 2.875% 2031	3,286	3,420
Oracle Corp. 3.60% 2050	2,475	2,546
Oracle Corp. 3.95% 2051	2,613	2,855
Organon Finance 1 LLC 4.125% 2028[2]	705	720
Organon Finance 1 LLC 5.125% 2031[2]	1,450	1,496
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	3,527	3,558
Otis Worldwide Corp. 2.056% 2025	1,000	1,040
Otis Worldwide Corp. 2.293% 2027	1,250	1,296
Otis Worldwide Corp. 2.565% 2030	2,000	2,073
Otis Worldwide Corp. 3.362% 2050	500	527
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	6,017	6,034
Owens & Minor, Inc. 4.375% 2024	2,485	2,600
Owens & Minor, Inc. 4.50% 2029[2]	815	838
Pacific Gas and Electric Co. 3.40% 2024	2,625	2,757
Pacific Gas and Electric Co. 2.95% 2026	5,625	5,761
Pacific Gas and Electric Co. 3.15% 2026	12,500	12,902
Pacific Gas and Electric Co. 2.10% 2027	8,408	8,175
Pacific Gas and Electric Co. 3.30% 2027	6,623	6,815
Pacific Gas and Electric Co. 3.30% 2027	3,740	3,876
Pacific Gas and Electric Co. 3.00% 2028	23,549	23,691
Pacific Gas and Electric Co. 4.65% 2028	11,414	12,577
Pacific Gas and Electric Co. 4.55% 2030	8,758	9,375
Pacific Gas and Electric Co. 2.50% 2031	25,992	24,398
Pacific Gas and Electric Co. 3.25% 2031	6,318	6,222
Pacific Gas and Electric Co. 3.30% 2040	19,545	17,693
Pacific Gas and Electric Co. 3.75% 2042	3,399	3,107
Pacific Gas and Electric Co. 3.95% 2047	222	207
Pacific Gas and Electric Co. 3.50% 2050	6,400	5,713
Pacific Gas and Electric Co. 4.95% 2050	550	567
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,441
Pakistan (Islamic Republic of) 5.50% 2021	9,120	9,193
Pakistan (Islamic Republic of) 5.625% 2022	12,290	12,660
Pakistan (Islamic Republic of) 6.00% 2026[2]	410	416
Panama (Republic of) 3.75% 2026[2]	1,305	1,411
Panama (Republic of) 4.50% 2056	1,139	1,292
Panama (Republic of) 3.87% 2060	1,940	1,986
Panama Bonos Del Tesoro 3.362% 2031	800	803
Panther BF Aggregator 2 LP 6.25% 2026[2]	154	164
Panther BF Aggregator 2 LP 8.50% 2027[2]	1,175	1,282
Paraguay (Republic of) 5.00% 2026	1,450	1,655
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,941
Paraguay (Republic of) 4.70% 2027	475	541
Paraguay (Republic of) 2.739% 2033[2]	5,620	5,494
Paraguay (Republic of) 5.60% 2048[2]	10,450	12,318
Paraguay (Republic of) 5.40% 2050[2]	8,110	9,495
Park Intermediate Holdings LLC 4.875% 2029[2]	890	922
Parker-Hannifin Corp. 3.25% 2029	70	77
Party City Holdings, Inc. 8.75% 2026[2]	2,946	3,149

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
PayPal Holdings, Inc. 2.85% 2029	$2,995	$3,234
PayPal Holdings, Inc. 2.30% 2030	4,178	4,328
PayPal Holdings, Inc. 3.25% 2050	879	958
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[2,7]	480	363
Peco Energy Co. 2.80% 2050	1,975	1,975
Peninsula Pacific Entertainment LLC 8.50% 2027[2]	850	914
Peru (Republic of) 2.392% 2026	940	972
Petrobras Global Finance Co. 8.75% 2026	7,350	9,456
Petrobras Global Finance Co. 6.75% 2050	1,305	1,528
Petrobras Global Finance Co. 5.50% 2051	420	421
Petróleos Mexicanos 4.875% 2022	5,060	5,160
Petróleos Mexicanos 4.625% 2023	1,990	2,079
Petróleos Mexicanos 6.875% 2025[2]	10,339	11,458
Petróleos Mexicanos 6.875% 2025	1,205	1,335
Petróleos Mexicanos 6.875% 2026	23,050	25,220
Petróleos Mexicanos 6.49% 2027	370	391
Petróleos Mexicanos 6.50% 2027	3,740	3,952
Petróleos Mexicanos 5.35% 2028	685	675
Petróleos Mexicanos 6.35% 2048	2,785	2,377
Petróleos Mexicanos 7.69% 2050	1,800	1,735
Petróleos Mexicanos 6.95% 2060	776	688
PETRONAS Capital, Ltd. 3.50% 2030[2]	2,215	2,430
PETRONAS Capital, Ltd. 4.55% 2050[2]	4,885	6,040
Petrorio Luxembourg SARL 6.125% 2026[2]	680	696
Pfizer, Inc. 2.75% 2026	915	991
Pfizer, Inc. 1.70% 2030	7,259	7,241
PG&E Corp. 5.00% 2028	3,660	3,706
Philip Morris International, Inc. 2.875% 2024	5,750	6,112
Philip Morris International, Inc. 1.75% 2030	503	487
Philip Morris International, Inc. 2.10% 2030	4,939	4,923
Philippines (Republic of) 6.375% 2032	2,190	3,011
Philippines (Republic of) 6.375% 2034	2,320	3,279
Pioneer Natural Resources Company 1.125% 2026	458	454
Pioneer Natural Resources Company 1.90% 2030	2,990	2,883
Pioneer Natural Resources Company 2.15% 2031	876	860
Plains All American Pipeline LP 3.80% 2030	2,705	2,898
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[5,6]	1,000	963
PLDT, Inc. 2.50% 2031	380	377
PLDT, Inc. 3.45% 2050	510	512
Post Holdings, Inc. 5.625% 2028[2]	760	808
Post Holdings, Inc. 4.625% 2030[2]	2,675	2,723
Power Financial Corp., Ltd. 4.50% 2029	1,170	1,256
Power Financial Corp., Ltd. 3.35% 2031	6,950	6,822
PowerTeam Services, LLC 9.033% 2025[2]	1,325	1,459
Praxair, Inc. 1.10% 2030	676	636
Praxair, Inc. 2.00% 2050	512	441
Precision Drilling Corp. 7.125% 2026[2]	972	1,003
Precision Drilling Corp. 6.875% 2029[2]	1,200	1,238
Prestige Brands International, Inc. 3.75% 2031[2]	285	275
Procter & Gamble Company 0.55% 2025	3,407	3,370
Procter & Gamble Company 1.00% 2026	651	656
Procter & Gamble Company 1.20% 2030	1,685	1,608
Prudential Financial, Inc. 3.905% 2047	250	291
Prudential Financial, Inc. 4.35% 2050	1,950	2,451
Prudential Financial, Inc. 3.70% 2051	250	286
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	2,056
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	3,100	3,163
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	11,920	12,106
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,638
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,030	1,265
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	4,160	4,842
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,516
Public Service Electric and Gas Co. 3.00% 2025	618	663
Public Service Electric and Gas Co. 2.05% 2050	2,700	2,335
Public Service Enterprise Group, Inc. 1.60% 2030	4,361	4,139
Public Storage 0.875% 2026	401	398
Public Storage 1.85% 2028	1,359	1,370

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Public Storage 2.30% 2031	$759	$775
Qatar (State of) 4.50% 2022[2]	3,500	3,583
Qatar (State of) 3.875% 2023[2]	1,855	1,972
Qatar (State of) 3.40% 2025	19,930	21,726
Qatar (State of) 3.40% 2025[2]	8,810	9,604
Qatar (State of) 4.50% 2028[2]	10,775	12,737
Qatar (State of) 4.00% 2029[2]	1,661	1,915
Qatar (State of) 4.00% 2029	675	778
Qatar (State of) 5.103% 2048[2]	2,495	3,319
Qatar (State of) 4.40% 2050[2]	2,145	2,616
Qatar Petroleum 1.375% 2026[2]	9,645	9,636
Qatar Petroleum 3.125% 2041[2]	23,640	23,553
Qatar Petroleum 3.30% 2051[2]	3,110	3,110
Qwest Capital Funding, Inc. 6.875% 2028	350	387
Radiology Partners, Inc. 9.25% 2028[2]	1,339	1,485
Range Resources Corp. 8.25% 2029[2]	1,200	1,355
Raptor Acquisition Corp. 4.875% 2026[2]	2,650	2,690
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	585	587
Rattler Midstream Partners LP 5.625% 2025[2]	140	147
Rayonier A.M. Products, Inc. 7.625% 2026[2]	130	136
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	125	130
Realogy Corp. 5.75% 2029[2]	1,185	1,240
Regeneron Pharmaceuticals, Inc. 1.75% 2030	5,949	5,644
Renewable Energy Group, Inc. 5.875% 2028[2]	575	605
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,6]	445	442
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,6]	1,275	1,271
Reynolds American, Inc. 5.85% 2045	3,540	4,341
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	325	326
Rocket Software, Inc. 6.50% 2029[2]	1,850	1,838
Roper Technologies, Inc. 1.75% 2031	2,500	2,405
Royal Bank of Canada 1.20% 2026	22,047	22,043
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	13,182
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	500	577
RP Escrow Issuer, LLC 5.25% 2025[2]	430	450
Russian Federation 4.75% 2026	2,000	2,275
Russian Federation 4.25% 2027	9,600	10,734
Russian Federation 4.375% 2029[2]	400	451
Russian Federation 5.10% 2035	1,000	1,191
Russian Federation 5.25% 2047	1,200	1,511
Russian Federation 5.25% 2047[2]	400	504
SA Global Sukuk, Ltd. 0.946% 2024[2]	955	955
SA Global Sukuk, Ltd. 1.602% 2026[2]	2,690	2,691
SA Global Sukuk, Ltd. 2.694% 2031[2]	13,615	13,801
Sabine Pass Liquefaction, LLC 4.50% 2030	3,833	4,428
salesforce.com, inc. 1.95% 2031	875	877
salesforce.com, inc. 2.70% 2041	375	378
salesforce.com, inc. 2.90% 2051	600	609
salesforce.com, inc. 3.05% 2061	2,650	2,701
Sands China, Ltd. 3.80% 2026	1,065	1,141
Sands China, Ltd. 4.375% 2030	2,155	2,338
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,568
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	8,968
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,856
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	18,022
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,420
Saudi Arabian Oil Co. 1.625% 2025[2]	2,320	2,346
Scentre Group 3.25% 2025[2]	1,395	1,498
Scentre Group 3.50% 2025[2]	3,250	3,495
Scentre Group 3.75% 2027[2]	2,020	2,231
Scientific Games Corp. 5.00% 2025[2]	1,319	1,365
Scientific Games Corp. 8.625% 2025[2]	500	548
Scientific Games Corp. 8.25% 2026[2]	2,930	3,146
SCIH Salt Holdings, Inc. 4.875% 2028[2]	1,430	1,433
SCIH Salt Holdings, Inc. 6.625% 2029[2]	1,250	1,255
Scotts Miracle-Gro Co. 4.50% 2029	1,290	1,343
Sensata Technologies Holding BV 4.00% 2029[2]	1,785	1,814
Service Properties Trust 5.50% 2027	485	518

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
ServiceNow, Inc. 1.40% 2030	$10,473	$9,838
Shell International Finance BV 3.50% 2023	6,611	7,062
Shell International Finance BV 3.875% 2028	2,750	3,159
Shell International Finance BV 2.375% 2029	3,990	4,146
Shell International Finance BV 2.75% 2030	870	928
Shell International Finance BV 3.125% 2049	1,170	1,212
Sherwin-Williams Company 2.75% 2022	73	74
Sherwin-Williams Company 3.45% 2027	1,892	2,089
Sherwin-Williams Company 2.95% 2029	500	537
Sherwin-Williams Company 2.30% 2030	849	860
Sherwin-Williams Company 4.50% 2047	500	627
Sherwin-Williams Company 3.80% 2049	250	289
Sherwin-Williams Company 3.30% 2050	750	799
Siam Commercial Bank Public Co., Ltd. 3.90% 2024	1,210	1,300
Simmons Foods, Inc. 4.625% 2029[2]	1,312	1,325
Sinclair Television Group, Inc. 5.125% 2027[2]	750	754
Sinclair Television Group, Inc. 4.125% 2030[2]	1,700	1,672
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[2]	1,775	1,778
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[2]	300	299
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[2]	3,475	3,367
Sirius XM Radio, Inc. 5.00% 2027[2]	775	814
Sirius XM Radio, Inc. 4.00% 2028[2]	2,025	2,088
Six Flags Entertainment Corp. 4.875% 2024[2]	845	855
Sizzling Platter LLC 8.50% 2025[2]	650	673
SK hynix, Inc. 1.50% 2026[2]	1,252	1,236
SK hynix, Inc. 2.375% 2031[2]	894	872
SkyMiles IP, Ltd. 4.75% 2028[2]	1,587	1,766
SM Energy Co. 6.50% 2028	200	206
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	1,600	1,606
Southern California Edison Co. 2.85% 2029	1,100	1,144
Southern California Edison Co. 2.25% 2030	7,500	7,391
Southern California Edison Co. 2.95% 2051	4,093	3,720
Southwestern Energy Co. 6.45% 2025[1]	1,060	1,176
Southwestern Energy Co. 7.50% 2026	565	599
Southwestern Energy Co. 7.75% 2027	165	179
Southwestern Energy Co. 8.375% 2028	465	526
Springleaf Finance Corp. 6.125% 2024	3,550	3,825
Sprint Corp. 7.625% 2026	1,262	1,543
Sprint Corp. 6.875% 2028	5,775	7,414
Square, Inc. 2.75% 2026[2]	1,850	1,885
Square, Inc. 3.50% 2031[2]	900	909
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	30,164	29,712
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	54,866	50,509
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	12,600	10,710
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	10,896	8,158
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]	214	160
SRS Distribution, Inc. 6.125% 2029[2]	410	423
State Bank of India 3.25% 2022	460	466
State Bank of India 4.50% 2023	2,070	2,219
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	2,000	2,206
Statoil ASA 3.25% 2024	1,050	1,138
Stericycle, Inc. 3.875% 2029[2]	1,120	1,122
Studio City Finance, Ltd. 5.00% 2029[2]	1,625	1,643
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[2]	790	810
Summer (BC) BidCo B LLC 5.50% 2026[2]	410	417
Summit Materials, Inc. 6.50% 2027[2]	1,415	1,503
Sun Communities Operating LP 2.70% 2031	2,310	2,315
Suncor Energy, Inc. 3.75% 2051	2,104	2,280
Sunoco Logistics Operating Partners LP 5.40% 2047	690	819
Sunoco LP 5.50% 2026	1,540	1,592
Sunoco LP 4.50% 2029[2]	2,385	2,434
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[2]	310	320
Surgery Center Holdings 10.00% 2027[2]	840	925
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	6,200	7,072
Syneos Health, Inc. 3.625% 2029[2]	840	833
Talen Energy Corp. 10.50% 2026[2]	2,585	1,873
Talen Energy Corp. 7.25% 2027[2]	2,845	2,658
Talen Energy Supply, LLC 7.625% 2028[2]	1,600	1,499

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Targa Resources Partners LP 5.875% 2026	$375	$395
Targa Resources Partners LP 5.50% 2030	760	837
Targa Resources Partners LP 4.875% 2031[2]	855	927
Tencent Holdings, Ltd. 3.975% 2029	450	502
Tencent Holdings, Ltd. 2.39% 2030[2]	1,000	997
Tencent Holdings, Ltd. 3.24% 2050[2]	9,220	9,051
Tencent Music Entertainment Group 2.00% 2030	3,480	3,358
Tenet Healthcare Corp. 4.875% 2026[2]	2,376	2,467
Teva Pharmaceutical Finance Co. BV 2.80% 2023	11,243	11,218
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,136	3,333
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,160	1,280
Teva Pharmaceutical Finance Co. BV 3.15% 2026	21,060	20,060
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,995	21,056
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,238
The Home Co., Inc. 7.25% 2025[2]	995	1,058
Thermo Fisher Scientific, Inc. 4.133% 2025	6,338	7,031
T-Mobile US, Inc. 1.50% 2026	9,025	9,120
T-Mobile US, Inc. 2.625% 2026	1,050	1,076
T-Mobile US, Inc. 2.05% 2028	5,375	5,471
T-Mobile US, Inc. 2.625% 2029	500	494
T-Mobile US, Inc. 3.875% 2030	2,164	2,426
T-Mobile US, Inc. 2.55% 2031	8,589	8,709
T-Mobile US, Inc. 2.875% 2031	250	248
T-Mobile US, Inc. 3.00% 2041	1,376	1,362
T-Mobile USA, Inc. 3.30% 2051	1,500	1,499
Total Capital International 2.829% 2030	3,350	3,601
Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	600	637
Toyota Motor Credit Corp. 3.00% 2025	472	507
Toyota Motor Credit Corp. 3.20% 2027	3,330	3,658
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,845
Toyota Motor Credit Corp. 3.375% 2030	3,527	3,958
TransCanada PipeLines, Ltd. 4.10% 2030	11,273	12,965
TransDigm, Inc. 6.25% 2026[2]	1,198	1,265
TransDigm, Inc. 5.50% 2027	760	793
TransDigm, Inc. 4.625% 2029[2]	720	722
Transocean Guardian, Ltd. 5.875% 2024[2]	302	294
Transocean Poseidon, Ltd. 6.875% 2027[2]	608	612
Transocean, Inc. 6.125% 2025[2]	640	649
Transocean, Inc. 7.25% 2025[2]	850	743
Transocean, Inc. 8.00% 2027[2]	950	801
Travelers Companies, Inc. 4.10% 2049	500	618
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[2]	10,561	10,552
Triton Water Holdings, Inc. 6.25% 2029[2]	1,070	1,074
Trivium Packaging BV 8.50% 2027[2]	701	764
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	175	175
Turkey (Republic of) 6.25% 2022	4,915	5,124
Turkey (Republic of) 6.35% 2024	12,500	13,143
Turkey (Republic of) 4.75% 2026	4,800	4,731
Turkey (Republic of) 7.625% 2029	1,050	1,153
Turkey (Republic of) 6.00% 2041	2,100	1,906
U.S. Renal Care, Inc. 10.625% 2027[2]	100	105
U.S. Treasury 1.50% 2021	8,650	8,702
U.S. Treasury 2.625% 2021	2,500	2,529
U.S. Treasury 0.125% 2022	51,520	51,507
U.S. Treasury 0.125% 2022	9,500	9,503
U.S. Treasury 0.125% 2023	86,687	86,614
U.S. Treasury 0.125% 2023	41,810	41,589
U.S. Treasury 1.375% 2023	14,040	14,375
U.S. Treasury 1.375% 2023	3,770	3,861
U.S. Treasury 2.75% 2023	12,920	13,518
U.S. Treasury 2.75% 2023	40	42
U.S. Treasury 0.25% 2024	16,000	15,936
U.S. Treasury 0.375% 2024	357	357
U.S. Treasury 1.25% 2024	10,000	10,236
U.S. Treasury 1.50% 2024[12]	84,650	87,348
U.S. Treasury 1.50% 2024	16,350	16,872
U.S. Treasury 2.00% 2024	9,000	9,413
U.S. Treasury 2.00% 2024	7,800	8,147

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 2.00% 2024	$3,700	$3,867
U.S. Treasury 2.25% 2024[12]	54,760	57,575
U.S. Treasury 0.25% 2025	153,820	151,252
U.S. Treasury 0.25% 2025	136,626	133,598
U.S. Treasury 0.25% 2025	132,461	129,687
U.S. Treasury 2.75% 2025	68,290	73,865
U.S. Treasury 2.875% 2025	27,270	29,759
U.S. Treasury 2.875% 2025	4,850	5,273
U.S. Treasury 2.875% 2025	72	78
U.S. Treasury 0.375% 2026	210,560	206,366
U.S. Treasury 0.75% 2026[12]	171,225	170,480
U.S. Treasury 0.75% 2026	4,496	4,471
U.S. Treasury 0.875% 2026	44,247	44,231
U.S. Treasury 1.625% 2026	13,900	14,396
U.S. Treasury 1.875% 2026	25	26
U.S. Treasury 2.125% 2026	7,500	7,956
U.S. Treasury 2.25% 2026	25	27
U.S. Treasury 0.50% 2027	4,200	4,050
U.S. Treasury 0.625% 2027	4,200	4,061
U.S. Treasury 2.25% 2027	10,500	11,223
U.S. Treasury 1.25% 2028	493	494
U.S. Treasury 2.75% 2028	40,310	44,421
U.S. Treasury 2.875% 2028	53,600	59,544
U.S. Treasury 1.625% 2029	650	665
U.S. Treasury 0.625% 2030[12]	170,715	159,550
U.S. Treasury 0.625% 2030	20	19
U.S. Treasury 0.875% 2030	45,890	43,635
U.S. Treasury 1.50% 2030	240	242
U.S. Treasury 1.625% 2031	13,095	13,299
U.S. Treasury 4.375% 2039	1,500	2,084
U.S. Treasury 1.125% 2040[12]	71,716	61,860
U.S. Treasury 1.125% 2040	50	43
U.S. Treasury 4.625% 2040	1,350	1,936
U.S. Treasury 1.875% 2041	100,341	98,149
U.S. Treasury 2.25% 2041[12]	43,475	45,214
U.S. Treasury 3.125% 2041	1,100	1,310
U.S. Treasury 2.75% 2042	3,350	3,768
U.S. Treasury 2.75% 2042	1,000	1,125
U.S. Treasury 2.875% 2043	1,600	1,838
U.S. Treasury 3.125% 2044	940	1,127
U.S. Treasury 3.375% 2044	2,700	3,362
U.S. Treasury 2.875% 2045	1,250	1,443
U.S. Treasury 3.00% 2045	1,425	1,683
U.S. Treasury 3.00% 2045	1,125	1,325
U.S. Treasury 3.00% 2048	7,110	8,458
U.S. Treasury 3.375% 2048	1,150	1,466
U.S. Treasury 2.25% 2049	1,700	1,758
U.S. Treasury 2.375% 2049	100	106
U.S. Treasury 3.00% 2049	520	621
U.S. Treasury 1.25% 2050	12,110	9,867
U.S. Treasury 1.375% 2050	870	732
U.S. Treasury 1.625% 2050	7,801	6,990
U.S. Treasury 2.00% 2050	22,480	22,041
U.S. Treasury 1.875% 2051	1,992	1,897
U.S. Treasury 2.375% 2051[12]	85,005	90,713
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	8,144	8,868
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	9,743	10,728
U.S. Treasury Inflation-Protected Security 0.125% 2051[3,12]	23,473	25,731
Uber Technologies, Inc. 8.00% 2026[2]	1,365	1,475
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	1,985	1,989
Ukraine 7.75% 2022	20,000	21,052
Ukraine 7.75% 2027	2,300	2,537
Ukraine 7.375% 2032[2]	560	590
Ukraine 1.258% 2040[6]	950	1,130
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	16,050	17,518
Uniform Mortgage-Backed Security 1.50% 2036[4,13]	35,137	35,452
Uniform Mortgage-Backed Security 3.50% 2051[4,13]	31,746	33,438
Uniform Mortgage-Backed Security 4.00% 2051[4,13]	11,049	11,776
Union Pacific Corp. 4.30% 2049	1,550	1,897

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Union Pacific Corp. 3.25% 2050	$3,005	$3,176
Union Pacific Corp. 3.75% 2070	302	334
Union Pacific Corp. 3.799% 2071[2]	302	336
Unisys Corp. 6.875% 2027[2]	1,075	1,176
United Airlines Holdings, Inc. 6.50% 2027[2]	1,362	1,501
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	508	539
United Airlines, Inc. 4.375% 2026[2]	300	311
United Airlines, Inc. 4.625% 2029[2]	955	990
United Mexican States 3.25% 2030	880	911
United Mexican States 5.00% 2051	820	933
United Rentals, Inc. 5.25% 2030	870	954
United Technologies Corp. 3.65% 2023	185	196
United Technologies Corp. 3.125% 2027	250	272
United Technologies Corp. 4.125% 2028	4,100	4,721
United Technologies Corp. 4.50% 2042	500	623
United Wholesale Mortgage, LLC 5.50% 2029[2]	500	501
UnitedHealth Group, Inc. 3.75% 2025	2,160	2,398
UnitedHealth Group, Inc. 3.25% 2051	1,938	2,071
Univision Communications, Inc. 6.625% 2027[2]	2,000	2,170
Univision Communications, Inc. 4.50% 2029[2]	2,325	2,348
UPC Broadband Finco BV 4.875% 2031[2]	1,130	1,134
Vale Overseas, Ltd. 3.75% 2030	7,714	8,223
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	2,411	2,474
Valvoline, Inc. 3.625% 2031[2]	1,713	1,717
Venator Materials Corp. 5.75% 2025[2]	4,285	4,226
Venator Materials Corp. 9.50% 2025[2]	2,450	2,763
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	60	6
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,074	115
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	883	87
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	80	8
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,289	131
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	279	29
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	120	12
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	60	6
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	159	17
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	2,498	262
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	99	10
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	99	11
Verizon Communications, Inc. 0.85% 2025	4,200	4,156
Verizon Communications, Inc. 1.45% 2026	600	605
Verizon Communications, Inc. 2.10% 2028	1,600	1,635
Verizon Communications, Inc. 4.329% 2028	3,315	3,859
Verizon Communications, Inc. 1.68% 2030	2,500	2,391
Verizon Communications, Inc. 3.15% 2030	3,500	3,782
Verizon Communications, Inc. 1.75% 2031	4,242	4,068
Verizon Communications, Inc. 2.55% 2031	26,475	27,081
Verizon Communications, Inc. 3.40% 2041	1,800	1,906
Verizon Communications, Inc. 3.85% 2042	443	504
Verizon Communications, Inc. 2.875% 2050	2,725	2,595
Verizon Communications, Inc. 3.55% 2051	1,500	1,605
Verizon Communications, Inc. 3.70% 2061	1,100	1,180
Vertical Holdco GMBH 7.625% 2028[2]	455	495
Vertical U.S. Newco, Inc. 5.25% 2027[2]	1,575	1,662
VICI Properties LP 4.25% 2026[2]	250	260
VICI Properties LP 4.625% 2029[2]	742	790
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[2]	307	314
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	375	386
Vinci SA 3.75% 2029[2]	6,844	7,735
Virgin Media O2 4.25% 2031[2]	1,675	1,648
Virginia Electric and Power Co. 2.875% 2029	1,760	1,896
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	50	50
Vistra Operations Co. LLC 4.375% 2029[2]	1,150	1,157
Vodafone Group PLC 4.25% 2050	1,400	1,638
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	15,432
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	15,895
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,188
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,237
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,373

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Walt Disney Company 2.65% 2031	$15,610	$16,400
Walt Disney Company 3.60% 2051	553	628
Warner Music Group 3.875% 2030[2]	1,485	1,504
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	810	847
Weatherford International PLC 8.75% 2024[2]	950	995
Weatherford International PLC 11.00% 2024[2]	1,150	1,197
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	26,643	27,650
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	4,285	4,438
WESCO Distribution, Inc. 7.125% 2025[2]	480	519
WESCO Distribution, Inc. 7.25% 2028[2]	522	582
Western Gas Partners LP 5.45% 2044	82	89
Western Global Airlines LLC 10.375% 2025[2]	1,065	1,221
Western Midstream Operating LP 4.35% 2025[1]	541	572
Western Midstream Operating LP 4.75% 2028	240	260
Westlake Chemical Corp. 5.00% 2046	260	330
Westlake Chemical Corp. 4.375% 2047	505	595
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	17,000	17,653
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,279	2,507
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,425	3,373
Westpac Banking Corp. 2.963% 2040	400	394
Williams Companies, Inc. 3.50% 2030	9,779	10,688
Williams Partners LP 3.90% 2025	761	833
Williams Partners LP 6.30% 2040	651	894
Williams Partners LP 5.10% 2045	767	958
Willis North America, Inc. 2.95% 2029	2,022	2,125
Wyndham Worldwide Corp. 4.375% 2028[2]	303	316
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	1,387	1,441
Wynn Resorts, Ltd. 7.75% 2025[2]	520	562
Xcel Energy, Inc. 3.35% 2026	1,500	1,634
Xcel Energy, Inc. 2.60% 2029	1,000	1,040
Xenia Hotels & Resorts, Inc. 4.875% 2029[2]	500	517
Xerox Corp. 5.50% 2028[2]	1,825	1,899
Ziggo Bond Co. BV 5.125% 2030[2]	1,500	1,538
Ziggo Bond Finance BV 5.50% 2027[2]	2,078	2,164
Ziggo Bond Finance BV 4.875% 2030[2]	1,450	1,488
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,111
		6,217,820

Total bonds, notes & other debt instruments (cost: $14,311,228,000)		14,657,664

Convertible bonds & notes 0.02%
U.S. dollars 0.02%
Airbnb, Inc., convertible notes, 0% 2026[2]	543	513
American Airlines Group, Inc., convertible notes, 6.50% 2025	250	393
Cinemark USA, Inc., convertible notes, 4.50% 2025[2]	175	311
DISH DBS Corp., convertible notes, 3.375% 2026	390	399
NCL Corp., Ltd., convertible notes, 5.375% 2025[2]	174	317
Penn National Gaming, Inc., convertible notes, 2.75% 2026	87	291
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[2]	195	267
Sabre GLBL, Inc., convertible notes, 4.00% 2025	198	361
Southwest Airlines Co., convertible notes, 1.25% 2025	184	280

Total convertible bonds & notes (cost: $2,617,000)		3,132

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[2]	300	379

Total convertible stocks (cost: $331,000)		379

Preferred securities 0.00%
U.S. dollars 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,14]	277	195

Total preferred securities (cost: $287,000)		195

30	Capital World Bond Fund

Common stocks 0.10%		Shares		Value (000)
U.S. dollars 0.10%
New AMI I, LLC[9,10,14]			953,865	$8,298
Weatherford International[14]			172,186	3,134
Chesapeake Energy Corp.			37,359	1,940
Diamond Offshore Drilling, Inc.[14]			189,402	1,203
Diamond Offshore Drilling, Inc.[2,9,10,14]			66,191	353
McDermott International, Ltd.[14]			30,503	15

Total common stocks (cost: $13,308,000)				14,943

Rights & warrants 0.00%
U.S. dollars 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,14]			2,668	—	[11]

Total rights & warrants (cost: $0)				—	[11]

Short-term securities 6.40%
Money market investments 4.99%
Capital Group Central Cash Fund 0.04%[15,16]			7,763,972	776,397

	Weighted
	average yield	Principal amount
	at acquisition	(000)
Bills & notes of governments & government agencies outside the U.S. 1.41%
Egyptian Treasury 7/6/2021	11.452%	EGP	518,175	32,945
Egyptian Treasury 7/20/2021	11.721		136,900	8,661
Egyptian Treasury 8/10/2021	11.931		30,950	1,944
Egyptian Treasury 10/19/2021	11.994		141,200	8,652
Egyptian Treasury 10/26/2021	12.115		767,175	46,891
Egyptian Treasury 1/4/2022	12.011		147,900	8,822
Egyptian Treasury 1/18/2022	11.182		383,450	22,763
Egyptian Treasury 2/1/2022	11.103		167,550	9,899
Egyptian Treasury 3/15/2022	11.428		373,000	21,730
Egyptian Treasury 4/26/2022	11.450		760,825	43,724
Greek Treasury 7/30/2021	(0.274)		€1,680	1,993
Greek Treasury 8/27/2021	(0.237)		9,100	10,795
				218,819
Total short-term securities (cost: $995,870,000)				995,216
Total investment securities 100.75% (cost: $15,323,641,000)				15,671,529
Other assets less liabilities (0.75)%				(116,950)

Net assets 100.00%				$15,554,579

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [17]	6/30/2021 [18]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	5,545	September 2022	$(1,386,250)	$(1,381,190)	$472
90 Day Euro Dollar Futures	Long	415	December 2022	103,750	103,210	6
90 Day BAX Futures	Long	250	December 2022	C$62,500	49,812	(49)
90 Day Euro Dollar Futures	Long	7,009	September 2023	$1,752,250	1,734,727	(1,169)
2 Year Euro-Schatz Futures	Long	607	September 2021	€60,700	80,713	(11)
2 Year U.S. Treasury Note Futures	Long	1,058	October 2021	$211,600	233,099	(336)
5 Year Euro-Bobl Futures	Short	33	September 2021	€(3,300)	(5,249)	(6)
5 Year U.S. Treasury Note Futures	Long	1,159	October 2021	$115,900	143,055	117
10 Year Euro-Bund Futures	Long	507	September 2021	€50,700	103,769	203
10 Year Italy Government Bond Futures	Short	284	September 2021	(28,400)	(50,988)	295
10 Year Japanese Government Bond Futures	Long	347	September 2021	¥34,700,000	473,797	999
10 Year UK Gilt Futures	Long	667	September 2021	£66,700	118,193	298

Capital World Bond Fund	31

Futures contracts (continued)

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [17]	6/30/2021 [18]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Canadian Government Bond Futures	Short	13	September 2021	C$(1,300)	$(1,526)	$(18)
10 Year U.S. Treasury Note Futures	Short	1,953	September 2021	$(195,300)	(258,773)	(785)
10 Year Ultra U.S. Treasury Note Futures	Short	4,928	September 2021	(492,800)	(725,417)	(9,471)
20 Year U.S. Treasury Bond Futures	Long	2,320	September 2021	232,000	372,940	4,968
30 Year Euro-Buxl Futures	Long	158	September 2021	€15,800	38,077	575
30 Year Ultra U.S. Treasury Bond Futures	Long	625	September 2021	$62,500	120,430	3,801
						$(111)

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
EUR26,200	USD31,173	Goldman Sachs	7/1/2021	$(105)
USD30,829	EUR26,200	Citibank	7/1/2021	(238)
USD32,660	EUR26,750	Standard Chartered Bank	7/6/2021	937
USD9,021	TRY76,450	Bank of America	7/6/2021	267
TRY76,450	USD8,729	Bank of America	7/6/2021	25
USD240	CLP174,752	Standard Chartered Bank	7/6/2021	2
CLP174,752	USD241	Goldman Sachs	7/6/2021	(3)
BRL189	USD37	Barclays Bank PLC	7/7/2021	1
USD77,189	CNH494,180	HSBC Bank	7/8/2021	833
USD26,347	MXN522,990	JPMorgan Chase	7/8/2021	137
USD502	MXN10,046	Standard Chartered Bank	7/8/2021	(2)
MXN522,460	USD26,358	Standard Chartered Bank	7/8/2021	(175)
EUR10,630	USD12,945	Bank of New York Mellon	7/8/2021	(338)
USD3,674	KRW4,082,350	Citibank	7/9/2021	61
USD35	COP125,375	Citibank	7/9/2021	1
COP445,531	USD124	Goldman Sachs	7/9/2021	(5)
CLP830,766	USD1,149	Goldman Sachs	7/9/2021	(18)
KRW36,927,990	USD33,115	Citibank	7/9/2021	(435)
USD2,553	SEK21,030	HSBC Bank	7/12/2021	95
USD22,377	CNH144,260	Standard Chartered Bank	7/12/2021	94
USD1,773	CAD2,140	Morgan Stanley	7/12/2021	47
USD65	ILS210	HSBC Bank	7/12/2021	— [11]
JPY10	USD0	Goldman Sachs	7/12/2021	— [11]
MXN4,896	USD247	Goldman Sachs	7/12/2021	(2)
USD219	BRL1,114	Citibank	7/12/2021	(4)
EUR127,187	DKK945,910	Goldman Sachs	7/12/2021	(17)
EUR25,990	USD31,726	Citibank	7/12/2021	(900)
GBP31,460	USD44,528	UBS AG	7/12/2021	(1,008)
JPY20,383,390	USD186,626	Goldman Sachs	7/12/2021	(3,131)
USD23,262	IDR338,398,910	Standard Chartered Bank	7/13/2021	48
IDR334,851,920	USD23,401	UBS AG	7/13/2021	(430)
USD21,562	RUB1,575,300	Citibank	7/14/2021	73
USD20,950	RUB1,533,700	Citibank	7/14/2021	28
RUB629,394	USD8,597	Citibank	7/14/2021	(12)
BRL3,611	USD719	Bank of New York Mellon	7/15/2021	6
USD1,799	GBP1,300	Bank of New York Mellon	7/15/2021	— [11]
USD249	BRL1,262	Citibank	7/15/2021	(4)
JPY1,002,310	USD9,163	Bank of New York Mellon	7/15/2021	(140)
USD69,372	KRW78,713,200	Citibank	7/15/2021	(284)
EUR37,938	NOK391,040	Morgan Stanley	7/15/2021	(420)
KRW78,713,200	USD70,649	Standard Chartered Bank	7/15/2021	(992)
USD122,026	EUR100,798	Citibank	7/16/2021	2,466
USD81,784	CNH524,100	Citibank	7/16/2021	852
USD34,568	EUR28,510	Goldman Sachs	7/16/2021	751
USD24,599	AUD31,947	Goldman Sachs	7/16/2021	639

32	Capital World Bond Fund

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
USD24,579	AUD31,947	Morgan Stanley	7/16/2021	$618
USD24,219	AUD31,470	Citibank	7/16/2021	616
USD29,173	GBP20,664	Morgan Stanley	7/16/2021	587
USD35,138	CAD43,070	Goldman Sachs	7/16/2021	393
USD42,863	JPY4,718,210	Bank of America	7/16/2021	388
USD24,375	JPY2,675,130	Goldman Sachs	7/16/2021	292
USD12,923	EUR10,810	Bank of New York Mellon	7/16/2021	101
USD3,665	CNH23,440	Citibank	7/16/2021	45
USD1,807	CAD2,193	Goldman Sachs	7/16/2021	38
USD3,347	EUR2,800	Bank of New York Mellon	7/16/2021	26
USD26,307	EUR22,170	Goldman Sachs	7/16/2021	10
USD243	COP888,558	Citibank	7/16/2021	6
USD240	COP889,444	Goldman Sachs	7/16/2021	3
JPY21,273	EUR160	Bank of America	7/16/2021	2
USD115	MXN2,280	HSBC Bank	7/16/2021	1
USD83	ILS270	Bank of America	7/16/2021	— [11]
AUD34	JPY2,870	Bank of America	7/16/2021	— [11]
USD0	NOK1	Citibank	7/16/2021	— [11]
MXN7,239	USD365	HSBC Bank	7/16/2021	(2)
GBP2,748	USD3,880	Morgan Stanley	7/16/2021	(78)
ZAR45,110	USD3,281	Citibank	7/16/2021	(129)
CHF5,200	USD5,798	Bank of America	7/16/2021	(175)
JPY2,943,760	USD26,780	Bank of America	7/16/2021	(279)
CAD68,213	USD56,224	Goldman Sachs	7/16/2021	(1,196)
JPY13,296,020	USD121,148	Goldman Sachs	7/16/2021	(1,451)
EUR208,647	USD252,588	Citibank	7/16/2021	(5,100)
USD117,714	CAD142,900	Morgan Stanley	7/19/2021	2,436
USD52,348	AUD67,830	Standard Chartered Bank	7/19/2021	1,474
USD24,972	NZD34,967	Standard Chartered Bank	7/19/2021	531
USD24,010	CAD29,149	Citibank	7/19/2021	495
USD15,547	EUR12,815	Goldman Sachs	7/19/2021	345
USD18,780	COP69,612,000	Standard Chartered Bank	7/19/2021	249
USD64,915	EUR54,620	Bank of America	7/19/2021	123
USD87,114	EUR73,410	Goldman Sachs	7/19/2021	32
BRL9,580	USD1,907	Bank of New York Mellon	7/19/2021	15
BRL1,234	USD245	UBS AG	7/19/2021	3
USD241	CLP174,752	Goldman Sachs	7/19/2021	3
MXN29,170	USD1,459	Citibank	7/19/2021	1
MXN4,804	USD239	Standard Chartered Bank	7/19/2021	1
EUR32,679	DKK243,030	Bank of America	7/19/2021	(2)
USD239	MXN4,886	Goldman Sachs	7/19/2021	(5)
CLP175,847	USD245	Citibank	7/19/2021	(6)
USD220	CLP166,560	JPMorgan Chase	7/19/2021	(7)
GBP7,660	USD10,813	Bank of New York Mellon	7/19/2021	(216)
CAD72,440	USD59,458	HSBC Bank	7/19/2021	(1,020)
KRW174,099,034	USD155,662	Morgan Stanley	7/19/2021	(1,599)
EUR330,084	USD400,454	Goldman Sachs	7/19/2021	(8,898)
USD53,585	BRL270,220	Citibank	7/20/2021	(624)
USD65,555	JPY7,241,740	Bank of New York Mellon	7/21/2021	359
USD19,712	GBP14,140	Bank of America	7/21/2021	151
USD28,518	JPY3,154,710	HSBC Bank	7/21/2021	117
USD13,172	EUR11,033	Bank of America	7/21/2021	83
MXN23,918	USD1,164	Goldman Sachs	7/21/2021	32
USD3,676	CNH23,750	HSBC Bank	7/21/2021	10
JPY1,206,570	EUR9,153	JPMorgan Chase	7/21/2021	4
USD361	COP1,348,606	Standard Chartered Bank	7/21/2021	2
CAD351	USD284	Bank of New York Mellon	7/21/2021	— [11]
CAD130	USD106	HSBC Bank	7/21/2021	(1)
ZAR5,000	USD354	Citibank	7/21/2021	(5)
CNH64,130	USD9,927	HSBC Bank	7/21/2021	(27)
JPY1,127,450	USD10,212	Goldman Sachs	7/21/2021	(62)
EUR44,590	CZK1,141,400	Standard Chartered Bank	7/21/2021	(170)

Capital World Bond Fund	33

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
JPY13,660,305	USD124,482	Standard Chartered Bank	7/21/2021	$(1,500)
JPY13,660,305	USD124,483	Citibank	7/21/2021	(1,501)
USD38,047	EUR31,370	Goldman Sachs	7/22/2021	832
MXN885,530	USD43,812	JPMorgan Chase	7/22/2021	488
USD18,704	COP69,745,000	Bank of America	7/22/2021	140
ZAR18,728	USD1,301	Citibank	7/22/2021	6
USD2,226	EUR1,874	Morgan Stanley	7/22/2021	3
USD2	CNH10	HSBC Bank	7/22/2021	— [11]
USD1,158	ILS3,800	HSBC Bank	7/22/2021	(7)
USD238	MXN4,944	Citibank	7/22/2021	(9)
USD18,546	AUD24,740	Citibank	7/22/2021	(10)
USD3,109	UAH85,740	Citibank	7/22/2021	(12)
USD10,335	NZD14,880	Standard Chartered Bank	7/22/2021	(66)
EUR64,299	USD76,389	Morgan Stanley	7/22/2021	(110)
USD33,127	MXN687,580	Morgan Stanley	7/22/2021	(1,270)
EUR71,550	USD86,437	Bank of America	7/22/2021	(1,557)
USD79,181	MXN1,646,286	Bank of America	7/22/2021	(3,177)
USD32,041	MYR133,081	Standard Chartered Bank	7/23/2021	25
USD5,427	MYR22,569	Standard Chartered Bank	7/23/2021	(2)
USD38,554	MYR160,860	Standard Chartered Bank	7/23/2021	(144)
USD289	MXN5,987	Goldman Sachs	7/26/2021	(10)
JPY14,951,775	USD135,638	Citibank	7/26/2021	(1,023)
USD85,451	GBP61,360	HSBC Bank	7/28/2021	564
USD66,546	EUR55,749	Goldman Sachs	7/28/2021	402
USD4,646	CAD5,716	Morgan Stanley	7/28/2021	35
JPY771,000	USD6,964	Barclays Bank PLC	7/28/2021	(22)
CZK98,330	USD4,617	UBS AG	7/28/2021	(45)
SEK135,600	USD16,032	UBS AG	7/28/2021	(183)
GBP21,657	USD30,160	HSBC Bank	7/28/2021	(199)
EUR97,453	USD116,327	Goldman Sachs	7/28/2021	(703)
MXN4,834	USD242	Goldman Sachs	8/2/2021	— [11]
USD31,194	EUR26,200	Goldman Sachs	8/4/2021	104
USD239	MXN4,757	JPMorgan Chase	8/4/2021	1
USD1,193	MYR4,940	HSBC Bank	9/8/2021	6
USD5,429	AUD7,000	Bank of America	9/15/2021	178
USD6,000	NOK51,222	JPMorgan Chase	9/15/2021	49
EUR7,000	CZK177,994	Bank of America	9/15/2021	42
USD1,832	JPY200,000	Barclays Bank PLC	9/15/2021	30
EUR1,000	PLN4,526	HSBC Bank	9/15/2021	— [11]
AUD10,000	USD7,513	Citibank	9/15/2021	(11)
PLN4,473	EUR1,000	HSBC Bank	9/15/2021	(14)
HUF698,156	EUR2,000	HSBC Bank	9/15/2021	(23)
CZK177,980	EUR7,000	HSBC Bank	9/15/2021	(43)
CAD3,623	USD3,000	Barclays Bank PLC	9/15/2021	(78)
NZD5,000	USD3,609	Barclays Bank PLC	9/15/2021	(115)
SEK33,022	USD4,000	HSBC Bank	9/15/2021	(139)
NOK32,958	USD4,000	HSBC Bank	9/15/2021	(171)
USD88,389	EUR72,800	Standard Chartered Bank	9/20/2021	1,916
BRL450,000	USD88,644	Citibank	10/1/2021	754
BRL8,000	USD1,554	Goldman Sachs	10/1/2021	36
USD83,884	BRL458,000	JPMorgan Chase	10/1/2021	(7,103)
USD125,085	BRL681,000	JPMorgan Chase	10/1/2021	(10,206)
USD1,397	BRL7,500	Goldman Sachs	6/15/2022	(28)
USD83,155	BRL440,000	Citibank	6/15/2022	(460)
				$(37,090)

34	Capital World Bond Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2021	paid (received)	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
(0.4592)%	6-month EURIBOR	3/2/2023	€33,910	$11	$—	$11
0.11108%	SONIA	4/9/2023	£20,140	(28)	5	(33)
(0.495)%	6-month EURIBOR	4/19/2023	€33,970	(19)	—	(19)
3-month AUD-BBSW	0.30%	2/24/2024	A$20,000	43	—	43
3-month AUD-BBSW	0.29%	3/4/2024	127,650	311	—	311
0.3653%	3-month USD-LIBOR	3/5/2024	$99,290	(317)	—	(317)
(0.4545)%	6-month EURIBOR	4/1/2024	€288,600	(393)	—	(393)
3-month SEK-STIBOR	0.1877%	2/6/2025	SKr250,000	122	—	122
(0.4042)%	6-month EURIBOR	2/6/2025	€25,000	(89)	—	(89)
U.S. EFFR	0.10875%	7/6/2025	$52,600	1,074	—	1,074
U.S. EFFR	0.0995%	7/9/2025	26,300	548	—	548
U.S. EFFR	0.105%	7/9/2025	26,300	542	—	542
U.S. EFFR	0.099%	7/10/2025	64,500	1,349	—	1,349
(0.4982)%	6-month EURIBOR	12/14/2025	€13,400	(145)	—	(145)
4.67%	28-day MXN-TIIE	12/16/2025	MXN24,000	(89)	—	(89)
(0.4347)%	6-month EURIBOR	1/25/2026	€1,660	(14)	—	(14)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr349,200	311	—	311
3-month SEK-STIBOR	0.179%	2/9/2026	174,500	152	—	152
3-month SEK-STIBOR	0.185%	2/11/2026	175,100	148	—	148
3-month SEK-STIBOR	0.189%	2/11/2026	175,100	144	—	144
(0.32994)%	6-month EURIBOR	2/24/2026	€13,630	(37)	9	(46)
5.75%	28-day MXN-TIIE	4/2/2026	MXN22,300	(38)	—	(38)
SONIA	0.42345%	4/9/2026	£2,190	4	3	1
6.21%	28-day MXN-TIIE	5/21/2026	MXN605,500	(476)	—	(476)
6.255%	28-day MXN-TIIE	5/22/2026	400,800	(276)	—	(277)
6.21%	28-day MXN-TIIE	5/22/2026	400,800	(315)	—	(315)
6.19%	28-day MXN-TIIE	5/22/2026	405,100	(336)	—	(336)
6.15%	28-day MXN-TIIE	5/25/2026	400,700	(371)	—	(371)
6.14%	28-day MXN-TIIE	6/8/2026	222,400	(214)	—	(214)
6.115%	28-day MXN-TIIE	6/8/2026	222,400	(226)	—	(226)
6.12%	28-day MXN-TIIE	6/8/2026	336,100	(337)	—	(337)
6.13%	28-day MXN-TIIE	6/8/2026	780,900	(766)	—	(766)
6.16%	28-day MXN-TIIE	6/9/2026	444,800	(408)	—	(408)
6.15%	28-day MXN-TIIE	6/9/2026	444,700	(418)	—	(418)
6.23%	28-day MXN-TIIE	6/10/2026	227,300	(174)	—	(174)
6.195%	28-day MXN-TIIE	6/10/2026	227,200	(191)	—	(191)
6.36%	28-day MXN-TIIE	6/12/2026	197,300	(96)	—	(96)
6.5375%	28-day MXN-TIIE	6/17/2026	108,000	(11)	—	(11)
6.50%	28-day MXN-TIIE	6/17/2026	104,100	(19)	—	(19)
6.55%	28-day MXN-TIIE	6/17/2026	324,000	(24)	—	(24)
6.47%	28-day MXN-TIIE	6/17/2026	106,400	(27)	—	(27)
6.55%	28-day MXN-TIIE	6/18/2026	105,200	(8)	—	(8)
6.50%	28-day MXN-TIIE	6/18/2026	208,200	(38)	—	(38)
6.633%	28-day MXN-TIIE	6/25/2026	1,267,300	118	—	118
6.6175%	28-day MXN-TIIE	6/25/2026	1,218,200	73	—	73
6.64%	28-day MXN-TIIE	6/25/2026	459,600	50	—	50
6.59%	28-day MXN-TIIE	6/25/2026	284,300	— [11]	—	— [11]
6.585%	28-day MXN-TIIE	6/25/2026	373,600	(4)	—	(4)
6.58%	28-day MXN-TIIE	6/25/2026	1,095,600	(24)	—	(24)
0.57521%	SONIA	4/9/2028	£17,370	8	(30)	38
1.67625%	6-month AUD-BBSW	2/24/2031	A$6,300	51	—	51
6-month EURIBOR	0.0417%	3/2/2031	€6,790	29	—	29
1.72375%	6-month AUD-BBSW	3/4/2031	A$48,570	542	—	542
3-month USD-LIBOR	1.4822%	3/5/2031	$36,290	(285)	—	(285)
6-month EURIBOR	0.0757%	4/19/2031	€6,810	10	—	10
SONIA	0.70119%	4/21/2031	£4,190	— [11]	6	(6)
0.92214%	SONIA	4/9/2041	11,750	224	(105)	329
6-month EURIBOR	(0.0393)%	12/14/2050	€2,220	387	—	387
6-month EURIBOR	0.39402%	2/24/2051	2,390	67	(8)	75
6-month EURIBOR	0.5092%	4/1/2051	30,600	(344)	—	(344)

Capital World Bond Fund	35

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
0.86007%	SONIA	4/21/2051	£ 760	$9	$(5)	$14
SONIA	0.8601%	4/21/2051	550	(7)	3	(10)
					$(122)	$(116)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.EM.35	1.00%/Quarterly	6/20/2026	$ 5,400	$141	$190	$(49)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	54,108	(1,704)	(1,509)	(195)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	112,548	(11,484)	(9,980)	(1,504)
					$(11,299)	$(1,748)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$194,840	$4,948	$4,748	$200

Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 0.04%[15]	$1,107,321	$2,468,542	$2,799,379	$(19)	$(68)	$776,397	$494

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,355,875,000, which represented 8.72% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,812,000, which represented .10% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,277,000, which represented .06% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Amount less than one thousand.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $87,490,000, which represented .56% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 6/30/2021.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.

36	Capital World Bond Fund

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BA = Banker’s acceptances

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CMT = Constant Maturity Treasury

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK/DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

GHS = Ghanaian cedi

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK/SKr = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD/$ = U.S. dollars

ZAR = South African rand

ZMW = Zambian kwacha

See notes to financial statements.

Capital World Bond Fund	37

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,547,209)	$14,895,132
Affiliated issuers (cost: $776,432)	776,397	$15,671,529
Cash		293
Cash denominated in currencies other than U.S. dollars (cost: $697)		463
Unrealized appreciation on open forward currency contracts		22,566
Receivables for:
Sales of investments	183,558
Sales of fund’s shares	18,689
Dividends and interest	108,049
Variation margin on futures contracts	3,498
Variation margin on swap contracts	1,926
Other	204	315,924
		16,010,775
Liabilities:
Unrealized depreciation on open forward currency contracts		59,656
Payables for:
Purchases of investments	374,954
Repurchases of fund’s shares	8,098
Investment advisory services	5,478
Services provided by related parties	2,444
Trustees’ deferred compensation	255
Variation margin on futures contracts	3,512
Variation margin on swap contracts	875
Other	924	396,540
Net assets at June 30, 2021		$15,554,579

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,206,725
Total distributable earnings		347,854
Net assets at June 30, 2021		$15,554,579

See notes to financial statements.

38	Capital World Bond Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (757,462 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$5,817,604	283,187		$20.54
Class C	99,949	4,952		20.18
Class T	11	—	*	20.53
Class F-1	161,144	7,862		20.49
Class F-2	1,263,559	61,610		20.51
Class F-3	1,244,409	60,621		20.53
Class 529-A	318,691	15,465		20.61
Class 529-C	15,404	756		20.36
Class 529-E	13,037	637		20.46
Class 529-T	12	1		20.54
Class 529-F-1	10	1		20.46
Class 529-F-2	43,302	2,108		20.54
Class 529-F-3	10	—	*	20.54
Class R-1	6,952	342		20.33
Class R-2	99,478	4,900		20.30
Class R-2E	6,657	325		20.49
Class R-3	136,296	6,645		20.51
Class R-4	93,790	4,569		20.53
Class R-5E	24,812	1,210		20.51
Class R-5	55,600	2,705		20.56
Class R-6	6,153,852	299,566		20.54

*	Amount less than one thousand.

See notes to financial statements.

Capital World Bond Fund	39

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $846)	$177,436
Dividends (includes $494 from affiliates)	534	$177,970
Fees and expenses*:
Investment advisory services	32,319
Distribution services	9,952
Transfer agent services	7,138
Administrative services	2,256
Reports to shareholders	328
Registration statement and prospectus	342
Trustees’ compensation	59
Auditing and legal	151
Custodian	556
Other	206
Total fees and expenses before reimbursement	53,307
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		53,307
Net investment income		124,663

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $581):
Unaffiliated issuers	203,783
Affiliated issuers	(19)
Futures contracts	(8,054)
Forward currency contracts	(82,766)
Swap contracts	(2,222)
Currency transactions	1,463	112,185
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $303):
Unaffiliated issuers	(675,547)
Affiliated issuers	(68)
Futures contracts	(3,184)
Forward currency contracts	(40,270)
Swap contracts	(4,726)
Currency translations	(2,897)	(726,692)
Net realized gain and unrealized depreciation		(614,507)

Net decrease in net assets resulting from operations		$(489,844)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

40	Capital World Bond Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30,	December 31,
	2021*	2020
Operations:
Net investment income	$124,663	$253,736
Net realized gain	112,185	333,206
Net unrealized (depreciation) appreciation	(726,692)	699,589
Net (decrease) increase in net assets resulting from operations	(489,844)	1,286,531

Distributions paid to shareholders	(227,139)	(486,189)

Net capital share transactions	1,447,818	(322,747)

Total increase in net assets	730,835	477,595

Net assets:
Beginning of period	14,823,744	14,346,149
End of period	$15,554,579	$14,823,744

*	Unaudited.

See notes to financial statements.

Capital World Bond Fund	41

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

42	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Capital World Bond Fund	43

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

44	Capital World Bond Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,616,459	$—		$2,616,459
Chinese yuan renminbi	—	1,414,147	—		1,414,147
Japanese yen	—	1,413,295	—		1,413,295
British pounds	—	612,641	—		612,641
Canadian dollars	—	333,495	—		333,495
Danish kroner	—	306,661	—		306,661
Mexican pesos	—	304,658	—		304,658
Brazilian reais	—	290,326	—		290,326
Australian dollars	—	235,848	—		235,848
Russian rubles	—	220,009	—		220,009
Malaysian ringgits	—	153,470	—		153,470
Indonesian rupiah	—	91,166	—		91,166
Colombian pesos	—	87,375	—		87,375
Indian rupees	—	70,185	—		70,185
Czech korunas	—	61,311	—		61,311
Norwegian kroner	—	52,885	—		52,885
Ukrainian hryvnia	—	42,064	—		42,064
South Korean won	—	39,974	—		39,974
Polish zloty	—	21,839	—		21,839
Ghanaian cedi	—	16,052	—		16,052
South African rand	—	13,422	—		13,422
Thai baht	—	11,591	—		11,591
Peruvian nuevos soles	—	10,296	—		10,296
Romanian leu	—	7,768	—		7,768
Hungarian forints	—	3,389	—		3,389
Israeli shekels	—	3,022	—		3,022
Egyptian pounds	—	2,926	—		2,926
Turkish lira	—	1,961	—		1,961
Chilean pesos	—	1,430	—		1,430
Zambian kwacha	—	179	—		179
U.S. dollars	—	6,217,389	431		6,217,820
Convertible bonds & notes	—	3,132	—		3,132
Convertible stocks	—	379	—		379
Preferred securities	—	—	195		195
Common stocks	5,089	1,203	8,651		14,943
Rights & warrants	—	—	—	*	—	*
Short-term securities	776,397	218,819	—		995,216
Total	$781,486	$14,880,766	$9,277		$15,671,529

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,734	$—	$—	$11,734
Unrealized appreciation on open forward currency contracts	—	22,566	—	22,566
Unrealized appreciation on interest rate swaps	—	6,472	—	6,472
Unrealized appreciation on credit default swaps	—	200	—	200
Liabilities:
Unrealized depreciation on futures contracts	(11,845)	—	—	(11,845)
Unrealized depreciation on open forward currency contracts	—	(59,656)	—	(59,656)
Unrealized depreciation on interest rate swaps	—	(6,588)	—	(6,588)
Unrealized depreciation on credit default swaps	—	(1,748)	—	(1,748)
Total	$(111)	$(38,754)	$—	$(38,865)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund	45

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

46	Capital World Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital World Bond Fund	47

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2021, the fund’s maximum exposure of unfunded bond commitments was $144,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,435,569,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,555,974,000.

48	Capital World Bond Fund

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $995,941,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $538,341,000.

Capital World Bond Fund	49

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,734	Unrealized depreciation*	$11,845
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	22,566	Unrealized depreciation on open forward currency contracts	59,656
Swap	Interest	Unrealized appreciation*	6,472	Unrealized depreciation*	6,588
Swap	Credit	Unrealized appreciation*	200	Unrealized depreciation*	1,748
			$40,972		$79,837

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(8,054)	Net unrealized depreciation on futures contracts	$(3,184)
Forward currency	Currency	Net realized loss on forward currency contracts	(82,766)	Net unrealized depreciation on forward currency contracts	(40,270)
Swap	Interest	Net realized gain on swap contracts	2,796	Net unrealized depreciation on swap contracts	(7,295)
Swap	Credit	Net realized loss on swap contracts	(5,018)	Net unrealized appreciation on swap contracts	2,569
			$(93,042)		$(48,180)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

50	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$1,399	$(1,399)	$—	$—	$—
Bank of New York Mellon	507	(507)	—	—	—
Barclays Bank PLC	31	(31)	—	—	—
Citibank	5,404	(5,404)	—	—	—
Goldman Sachs	3,912	(3,912)	—	—	—
HSBC Bank	1,626	(1,626)	—	—	—
JPMorgan Chase	679	(679)	—	—	—
Morgan Stanley	3,726	(3,477)	—	—	249
Standard Chartered Bank	5,279	(3,051)	—	(2,228)	—
UBS AG	3	(3)	—	—	—
Total	$22,566	$(20,089)	$—	$(2,228)	$249
Liabilities:
Bank of America	$5,190	$(1,399)	$(3,791)	$—	$—
Bank of New York Mellon	694	(507)	(187)	—	—
Barclays Bank PLC	215	(31)	(164)	—	20
Citibank	10,767	(5,404)	(4,106)	—	1,257
Goldman Sachs	15,634	(3,912)	(9,227)	—	2,495
HSBC Bank	1,646	(1,626)	(20)	—	—
JPMorgan Chase	17,316	(679)	(16,637)	—	—
Morgan Stanley	3,477	(3,477)	—	—	—
Standard Chartered Bank	3,051	(3,051)	—	—	—
UBS AG	1,666	(3)	(1,445)	—	218
Total	$59,656	$(20,089)	$(35,577)	$—	$3,990

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital World Bond Fund	51

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$92,232
Late year ordinary loss deferral[1]	(17,141)

[1]	This deferral is considered incurred in the subsequent year.

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$580,033
Gross unrealized depreciation on investments	(282,048)
Net unrealized appreciation on investments	297,985
Cost of investments	15,341,352

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021						Year ended December 31, 2020
Share class	Ordinary income[2]		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$44,846		$34,715		$79,561		$115,663		$71,624		$187,287
Class C	428		608		1,036		1,807		1,457		3,264
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,279		968		2,247		3,878		2,256		6,134
Class F-2	11,604		7,543		19,147		25,678		14,023		39,701
Class F-3	11,999		7,371		19,370		32,399		13,735		46,134
Class 529-A	2,416		1,895		4,311		6,215		3,980		10,195
Class 529-C	63		93		156		410		235		645
Class 529-E	91		78		169		257		169		426
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	649		21		670
Class 529-F-2[4]	391		258		649		266		494		760
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-1	29		42		71		99		93		192
Class R-2	446		603		1,049		1,469		1,297		2,766
Class R-2E	41		42		83		124		91		215
Class R-3	922		818		1,740		2,514		1,755		4,269
Class R-4	762		558		1,320		1,943		1,148		3,091
Class R-5E	230		149		379		340		293		633
Class R-5	533		332		865		1,279		666		1,945
Class R-6	58,700		36,286		94,986		115,428		62,434		177,862
Total	$134,780		$92,359		$227,139		$310,418		$175,771		$486,189

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2021.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

52	Capital World Bond Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2021, the investment advisory services fees were $32,319,000, which were equivalent to an annualized rate of 0.430% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital World Bond Fund	53

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$7,824	$5,411		$873		Not applicable
Class C	524	99		16		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	218	185		26		Not applicable
Class F-2	Not applicable	691		182		Not applicable
Class F-3	Not applicable	12		178		Not applicable
Class 529-A	377	280		48		$96
Class 529-C	79	14		3		5
Class 529-E	32	5		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	24		6		12
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	34	5		1		Not applicable
Class R-2	378	188		15		Not applicable
Class R-2E	21	8		1		Not applicable
Class R-3	348	114		21		Not applicable
Class R-4	117	50		14		Not applicable
Class R-5E	Not applicable	20		4		Not applicable
Class R-5	Not applicable	16		8		Not applicable
Class R-6	Not applicable	16		858		Not applicable
Total class-specific expenses	$9,952	$7,138		$2,256		$117

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $59,000 in the fund’s statement of operations reflects $30,000 in current fees (either paid in cash or deferred) and a net increase of $29,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $8,071,000 and $226,026,000, respectively, which generated $19,805,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that

54	Capital World Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$409,827	19,537	$78,841		3,832		$(389,285)	(18,602)	$99,383	4,767
Class C	8,092	394	1,033		51		(21,627)	(1,051)	(12,502)	(606)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,395	305	2,199		107		(26,198)	(1,250)	(17,604)	(838)
Class F-2	254,465	12,158	18,887		920		(133,418)	(6,388)	139,934	6,690
Class F-3	234,039	11,184	19,067		927		(117,947)	(5,627)	135,159	6,484
Class 529-A	21,348	1,015	4,310		209		(26,962)	(1,279)	(1,304)	(55)
Class 529-C	1,664	80	156		7		(3,809)	(183)	(1,989)	(96)
Class 529-E	578	28	169		8		(1,075)	(51)	(328)	(15)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	4,839	230	648		31		(3,368)	(160)	2,119	101
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,247	60	71		3		(1,575)	(76)	(257)	(13)
Class R-2	10,333	499	1,049		51		(14,246)	(686)	(2,864)	(136)
Class R-2E	1,057	50	83		4		(1,783)	(85)	(643)	(31)
Class R-3	18,546	884	1,739		85		(23,581)	(1,126)	(3,296)	(157)
Class R-4	15,607	745	1,320		64		(14,676)	(699)	2,251	110
Class R-5E	3,816	182	378		19		(2,946)	(141)	1,248	60
Class R-5	8,484	403	865		42		(6,776)	(322)	2,573	123
Class R-6	1,134,442	54,116	94,984		4,616		(123,488)	(5,894)	1,105,938	52,838
Total net increase (decrease)	$2,134,779	101,870	$225,799		10,976		$(912,760)	(43,620)	$1,447,818	69,226

See next page for footnotes.

Capital World Bond Fund	55

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$632,918	30,480		$185,433		8,906		$(834,621)	(40,752)	$(16,270)	(1,366)
Class C	17,051	839		3,247		159		(88,428)	(4,372)	(68,130)	(3,374)
Class T	—	—		—		—		—	—	—	—
Class F-1	27,498	1,347		6,004		290		(66,656)	(3,285)	(33,154)	(1,648)
Class F-2	464,254	22,545		38,975		1,876		(318,269)	(15,584)	184,960	8,837
Class F-3	518,597	25,074		45,433		2,225		(1,693,786)	(84,120)	(1,129,756)	(56,821)
Class 529-A	69,301	3,335		10,192		487		(63,006)	(3,034)	16,487	788
Class 529-C	5,331	262		644		32		(44,848)	(2,197)	(38,873)	(1,903)
Class 529-E	1,787	86		425		20		(3,205)	(156)	(993)	(50)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,093	346		671		34		(49,181)	(2,359)	(41,417)	(1,979)
Class 529-F-2[3]	43,251	2,057		758		35		(1,845)	(85)	42,164	2,007
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	1,855	90		192		10		(2,155)	(106)	(108)	(6)
Class R-2	22,854	1,122		2,762		133		(33,878)	(1,677)	(8,262)	(422)
Class R-2E	2,823	138		215		10		(2,945)	(144)	93	4
Class R-3	42,801	2,067		4,260		205		(47,259)	(2,304)	(198)	(32)
Class R-4	32,470	1,575		3,091		149		(33,297)	(1,629)	2,264	95
Class R-5E	19,576	939		628		30		(4,172)	(202)	16,032	767
Class R-5	11,163	542		1,945		94		(12,605)	(616)	503	20
Class R-6	1,224,018	58,657		177,684		8,541		(649,801)	(32,387)	751,901	34,811
Total net increase (decrease)	$3,144,651	151,501		$482,559		23,236		$(3,949,957)	(195,009)	$(322,747)	(20,272)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,228,312,000 and $5,542,744,000, respectively, during the six months ended June 30, 2021.

11. Ownership concentration

At June 30, 2021, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 12% and 10%, respectively. CRMC is the investment adviser to the two target date retirement funds.

56	Capital World Bond Fund

Financial Highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
06/30/2021[5,6]	$21.55	$.15	$(.88)	$(.73)	$(.16)	$(.12)	$—	$(.28)	$20.54	(3.37)%[7]	$5,818		.93%[8]		.93%[8]		1.43%[8]
12/31/2020	20.26	.34	1.64	1.98	(.40)	(.29)	—	(.69)	21.55	9.90	5,999		.93		.93		1.62
12/31/2019	19.25	.44	1.03	1.47	(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
12/31/2018	19.97	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
12/31/2017	18.96	.42	.95	1.37	(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
12/31/2016[5,9]	20.51	.10	(1.42)	(1.32)	(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[7]	5,824		.24	[7]	.24	[7]	.52	[7]
09/30/2016	19.21	.38	1.15	1.53	(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
Class C:
06/30/2021[5,6]	21.17	.07	(.86)	(.79)	(.08)	(.12)	—	(.20)	20.18	(3.69)[7]	100		1.65	[8]	1.65	[8]	.71	[8]
12/31/2020	19.91	.18	1.61	1.79	(.24)	(.29)	—	(.53)	21.17	9.09	118		1.67		1.67		.90
12/31/2019	18.92	.29	1.01	1.30	(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
12/31/2018	19.63	.28	(.73)	(.45)	(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
12/31/2017	18.64	.26	.93	1.19	(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
12/31/2016[5,9]	20.13	.06	(1.40)	(1.34)	(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[7]	337		.44	[7]	.44	[7]	.32	[7]
09/30/2016	18.88	.22	1.12	1.34	(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
Class T:
06/30/2021[5,6]	21.54	.17	(.87)	(.70)	(.19)	(.12)	—	(.31)	20.53	(3.25)[7,10]	—	[11]	.68	[8,10]	.68	[8,10]	1.67	[8,10]
12/31/2020	20.26	.38	1.64	2.02	(.45)	(.29)	—	(.74)	21.54	10.13 [10]	—	[11]	.68	[10]	.68	[10]	1.83	[10]
12/31/2019	19.25	.49	1.03	1.52	(.44)	(.07)	—	(.51)	20.26	7.93 [10]	—	[11]	.69	[10]	.69	[10]	2.44	[10]
12/31/2018	19.97	.49	(.75)	(.26)	(.46)	—	—	(.46)	19.25	(1.32)[10]	—	[11]	.72	[10]	.72	[10]	2.48	[10]
12/31/2017[5,12]	19.32	.35	.60	.95	(.12)	—	(.18)	(.30)	19.97	4.95 [7,10]	—	[11]	.73	[8,10]	.73	[8,10]	2.37	[8,10]
Class F-1:
06/30/2021[5,6]	21.50	.15	(.88)	(.73)	(.16)	(.12)	—	(.28)	20.49	(3.39)[7]	161		.94	[8]	.94	[8]	1.42	[8]
12/31/2020	20.21	.33	1.65	1.98	(.40)	(.29)	—	(.69)	21.50	9.93	187		.93		.93		1.62
12/31/2019	19.20	.45	1.02	1.47	(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
12/31/2018	19.92	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
12/31/2017	18.92	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
12/31/2016[5,9]	20.46	.10	(1.41)	(1.31)	(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[7]	322		.22	[7]	.22	[7]	.53	[7]
09/30/2016	19.09	.38	1.13	1.51	(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
Class F-2:
06/30/2021[5,6]	21.51	.18	(.86)	(.68)	(.20)	(.12)	—	(.32)	20.51	(3.16)[7]	1,264		.59	[8]	.59	[8]	1.77	[8]
12/31/2020	20.23	.40	1.64	2.04	(.47)	(.29)	—	(.76)	21.51	10.25	1,182		.60		.60		1.95
12/31/2019	19.22	.51	1.02	1.53	(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
12/31/2018	19.94	.51	(.75)	(.24)	(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
12/31/2017	18.93	.47	.95	1.42	(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
12/31/2016[5,9]	20.49	.12	(1.42)	(1.30)	(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[7]	1,933		.16	[7]	.16	[7]	.60	[7]
09/30/2016	19.20	.44	1.14	1.58	(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
Class F-3:
06/30/2021[5,6]	21.53	.20	(.87)	(.67)	(.21)	(.12)	—	(.33)	20.53	(3.11)[7]	1,244		.48	[8]	.48	[8]	1.88	[8]
12/31/2020	20.24	.42	1.65	2.07	(.49)	(.29)	—	(.78)	21.53	10.39	1,166		.50		.50		2.07
12/31/2019	19.23	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
12/31/2018	19.95	.52	(.75)	(.23)	(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
12/31/2017[5,13]	19.08	.48	.83	1.31	(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770		.55	[8]	.55	[8]	2.58	[8]
Class 529-A:
06/30/2021[5,6]	21.61	.15	(.87)	(.72)	(.16)	(.12)	—	(.28)	20.61	(3.33)[7]	319		.95	[8]	.95	[8]	1.41	[8]
12/31/2020	20.32	.33	1.64	1.97	(.39)	(.29)	—	(.68)	21.61	9.84	335		.96		.96		1.59
12/31/2019	19.30	.44	1.03	1.47	(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
12/31/2018	20.02	.43	(.75)	(.32)	(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	.41	.95	1.36	(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[5,9]	20.57	.10	(1.44)	(1.34)	(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[7]	289		.26	[7]	.26	[7]	.50	[7]
09/30/2016	19.26	.37	1.15	1.52	(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85

See end of table for footnotes.

Capital World Bond Fund	57

Financial Highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
06/30/2021[5,6]	$21.36	$.07	$(.87)	$(.80)	$(.08)	$(.12)	$—	$(.20)	$20.36	(3.72)%[7]	$15		1.69%[8]		1.69%[8]		.67%[8]
12/31/2020	20.07	.17	1.63	1.80	(.22)	(.29)	—	(.51)	21.36	9.04	18		1.71		1.71		.86
12/31/2019	19.07	.28	1.02	1.30	(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
12/31/2018	19.78	.28	(.74)	(.46)	(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
12/31/2017	18.77	.25	.94	1.19	(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
12/31/2016[5,9]	20.27	.06	(1.41)	(1.35)	(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[7]	109		.45	[7]	.45	[7]	.31	[7]
09/30/2016	19.00	.21	1.14	1.35	(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
Class 529-E:
06/30/2021[5,6]	21.47	.13	(.88)	(.75)	(.14)	(.12)	—	(.26)	20.46	(3.46)[7]	13		1.10	[8]	1.10	[8]	1.26	[8]
12/31/2020	20.18	.30	1.65	1.95	(.37)	(.29)	—	(.66)	21.47	9.76	14		1.10		1.10		1.45
12/31/2019	19.18	.40	1.02	1.42	(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
12/31/2017	18.89	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
12/31/2016[5,9]	20.43	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[7]	15		.30	[7]	.30	[7]	.46	[7]
09/30/2016	19.14	.33	1.14	1.47	(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
Class 529-T:
06/30/2021[5,6]	21.54	.17	(.87)	(.70)	(.18)	(.12)	—	(.30)	20.54	(3.22)[7,10]	—	[11]	.72	[8,10]	.72	[8,10]	1.61	[8,10]
12/31/2020	20.26	.37	1.64	2.01	(.44)	(.29)	—	(.73)	21.54	10.07 [10]	—	[11]	.73	[10]	.73	[10]	1.80	[10]
12/31/2019	19.25	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.26	7.87 [10]	—	[11]	.76	[10]	.76	[10]	2.40	[10]
12/31/2018	19.97	.48	(.75)	(.27)	(.45)	—	—	(.45)	19.25	(1.36)[10]	—	[11]	.76	[10]	.76	[10]	2.43	[10]
12/31/2017[5,12]	19.32	.34	.61	.95	(.12)	—	(.18)	(.30)	19.97	4.91 [7,10]	—	[11]	.78	[8,10]	.78	[8,10]	2.33	[8,10]
Class 529-F-1:
06/30/2021[5,6]	21.46	.17	(.87)	(.70)	(.18)	(.12)	—	(.30)	20.46	(3.24)[7,10]	—	[11]	.74	[8,10]	.74	[8,10]	1.61	[8,10]
12/31/2020	20.19	.38	1.63	2.01	(.45)	(.29)	—	(.74)	21.46	10.08 [10]	—	[11]	.73	[10]	.73	[10]	1.86	[10]
12/31/2019	19.18	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
12/31/2018	19.90	.47	(.74)	(.27)	(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
12/31/2017	18.90	.45	.94	1.39	(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
12/31/2016[5,9]	20.46	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[7]	35		.20	[7]	.20	[7]	.56	[7]
09/30/2016	19.16	.41	1.15	1.56	(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
Class 529-F-2:
06/30/2021[5,6]	21.55	.18	(.88)	(.70)	(.19)	(.12)	—	(.31)	20.54	(3.23)[7]	43		.65	[8]	.65	[8]	1.71	[8]
12/31/2020[5,14]	21.00	.06	.87	.93	(.11)	(.27)	—	(.38)	21.55	4.47 [7]	43		.11	[7]	.11	[7]	.28	[7]
Class 529-F-3:
06/30/2021[5,6]	21.54	.19	(.87)	(.68)	(.20)	(.12)	—	(.32)	20.54	(3.14)[7]	—	[11]	.59	[8]	.55	[8]	1.80	[8]
12/31/2020[5,14]	21.00	.06	.87	.93	(.12)	(.27)	—	(.39)	21.54	4.46 [7]	—	[11]	.13	[7]	.09	[7]	.30	[7]
Class R-1:
06/30/2021[5,6]	21.32	.08	(.86)	(.78)	(.09)	(.12)	—	(.21)	20.33	(3.65)[7]	7		1.60	[8]	1.60	[8]	.75	[8]
12/31/2020	20.05	.19	1.63	1.82	(.26)	(.29)	—	(.55)	21.32	9.14	8		1.65		1.65		.91
12/31/2019	19.05	.30	1.02	1.32	(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
12/31/2018	19.77	.29	(.74)	(.45)	(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
12/31/2017	18.77	.27	.94	1.21	(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
12/31/2016[5,9]	20.27	.07	(1.41)	(1.34)	(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[7]	11		.42	[7]	.42	[7]	.34	[7]
09/30/2016	19.01	.23	1.13	1.36	(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20

See end of table for footnotes.

58	Capital World Bond Fund

Financial Highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
06/30/2021[5,6]	$21.30	$.08	$(.87)	$(.79)	$(.09)	$(.12)	$—	$(.21)	$20.30	(3.69)%[7]	$99		1.60%[8]		1.60%[8]		.76%[8]
12/31/2020	20.03	.20	1.63	1.83	(.27)	(.29)	—	(.56)	21.30	9.20	107		1.59		1.59		.96
12/31/2019	19.04	.30	1.02	1.32	(.26)	(.07)	—	(.33)	20.03	6.93	109		1.62		1.62		1.54
12/31/2018	19.75	.30	(.73)	(.43)	(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
12/31/2017	18.76	.28	.94	1.22	(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
12/31/2016[5,9]	20.27	.07	(1.42)	(1.35)	(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[7]	133		.42	[7]	.42	[7]	.34	[7]
09/30/2016	19.00	.23	1.14	1.37	(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
Class R-2E:
06/30/2021[5,6]	21.49	.11	(.87)	(.76)	(.12)	(.12)	—	(.24)	20.49	(3.51)[7]	7		1.30	[8]	1.30	[8]	1.07	[8]
12/31/2020	20.21	.26	1.63	1.89	(.32)	(.29)	—	(.61)	21.49	9.47	8		1.32		1.32		1.24
12/31/2019	19.20	.36	1.04	1.40	(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
12/31/2018	19.93	.36	(.76)	(.40)	(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
12/31/2017	18.93	.34	.95	1.29	(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
12/31/2016[5,9]	20.47	.08	(1.42)	(1.34)	(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[7]	2		.34	[7]	.34	[7]	.42	[7]
09/30/2016	19.20	.30	1.18	1.48	(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
Class R-3:
06/30/2021[5,6]	21.51	.13	(.87)	(.74)	(.14)	(.12)	—	(.26)	20.51	(3.43)[7]	136		1.14	[8]	1.14	[8]	1.22	[8]
12/31/2020	20.23	.29	1.64	1.93	(.36)	(.29)	—	(.65)	21.51	9.64	146		1.15		1.15		1.41
12/31/2019	19.22	.40	1.03	1.43	(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
12/31/2018	19.94	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
12/31/2017	18.93	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
12/31/2016[5,9]	20.47	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[7]	140		.29	[7]	.29	[7]	.47	[7]
09/30/2016	19.17	.32	1.15	1.47	(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
Class R-4:
06/30/2021[5,6]	21.53	.16	(.87)	(.71)	(.17)	(.12)	—	(.29)	20.53	(3.28)[7]	94		.84	[8]	.84	[8]	1.53	[8]
12/31/2020	20.25	.35	1.64	1.99	(.42)	(.29)	—	(.71)	21.53	9.97	96		.84		.84		1.71
12/31/2019	19.23	.46	1.04	1.50	(.41)	(.07)	—	(.48)	20.25	7.81	89		.86		.86		2.30
12/31/2018	19.95	.45	(.74)	(.29)	(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
12/31/2017	18.95	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)	(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[7]	107		.22	[7]	.22	[7]	.54	[7]
09/30/2016	19.21	.39	1.14	1.53	(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
Class R-5E:
06/30/2021[5,6]	21.51	.18	(.87)	(.69)	(.19)	(.12)	—	(.31)	20.51	(3.19)[7]	25		.64	[8]	.64	[8]	1.73	[8]
12/31/2020	20.23	.39	1.64	2.03	(.46)	(.29)	—	(.75)	21.51	10.21	25		.63		.63		1.89
12/31/2019	19.22	.50	1.03	1.53	(.45)	(.07)	—	(.52)	20.23	7.98	8		.66		.66		2.48
12/31/2018	19.94	.50	(.75)	(.25)	(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
12/31/2017	18.94	.46	.94	1.40	(.16)	—	(.24)	(.40)	19.94	7.41	—	[11]	.74		.72		2.33
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[7]	—	[11]	.19	[7]	.19	[7]	.56	[7]
09/30/2016	19.02	.36	1.37	1.73	(.25)	—	—	(.25)	20.50	9.21 [7]	—	[11]	.72	[8]	.72	[8]	2.12	[8]
Class R-5:
06/30/2021[5,6]	21.56	.19	(.87)	(.68)	(.20)	(.12)	—	(.32)	20.56	(3.13)[7]	56		.54	[8]	.54	[8]	1.83	[8]
12/31/2020	20.27	.42	1.64	2.06	(.48)	(.29)	—	(.77)	21.56	10.33	56		.54		.54		2.01
12/31/2019	19.26	.52	1.03	1.55	(.47)	(.07)	—	(.54)	20.27	8.06	52		.56		.56		2.61
12/31/2018	19.98	.51	(.74)	(.23)	(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
12/31/2017	18.97	.49	.95	1.44	(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
12/31/2016[5,9]	20.54	.12	(1.42)	(1.30)	(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[7]	76		.14	[7]	.14	[7]	.62	[7]
09/30/2016	19.24	.45	1.15	1.60	(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
Class R-6:
06/30/2021[5,6]	21.55	.20	(.88)	(.68)	(.21)	(.12)	—	(.33)	20.54	(3.15)[7]	6,154		.48	[8]	.48	[8]	1.89	[8]
12/31/2020	20.26	.43	1.64	2.07	(.49)	(.29)	—	(.78)	21.55	10.40	5,316		.48		.48		2.07
12/31/2019	19.25	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.26	8.14	4,294		.50		.50		2.65
12/31/2018	19.97	.52	(.74)	(.22)	(.50)	—	—	(.50)	19.25	(1.11)	3,124		.52		.52		2.67
12/31/2017	18.96	.50	.95	1.45	(.17)	—	(.27)	(.44)	19.97	7.72	2,562		.54		.54		2.56
12/31/2016[5,9]	20.54	.12	(1.43)	(1.31)	(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[7]	2,602		.14	[7]	.14	[7]	.62	[7]
09/30/2016	19.24	.46	1.15	1.61	(.31)	—	—	(.31)	20.54	8.51	2,483		.53		.53		2.35

See end of table for footnotes.

Capital World Bond Fund	59

Financial Highlights (continued)

	Six months					Three months
	ended					ended	Year ended
	June 30,	Year ended December 31,				December 31,	September 30,
Portfolio turnover rate for all share classes[15,16]	2021[5,6,7]	2020	2019	2018	2017	2016[5,7,9]	2016
Excluding mortgage dollar roll transactions	36%	100%	120%	99%	95%	15%	91%
Including mortgage dollar roll transactions	47%	143%	163%	128%	111%	19%	138%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	In 2016, the fund changed its fiscal year-end from September to December.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage doller rolls.

See notes to financial statements.

60	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	61

Expense example (continued)	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$966.30	$4.53	.93%
Class A – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class C – actual return	1,000.00	963.09	8.03	1.65
Class C – assumed 5% return	1,000.00	1,016.61	8.25	1.65
Class T – actual return	1,000.00	967.50	3.32	.68
Class T – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-1 – actual return	1,000.00	966.10	4.58	.94
Class F-1 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class F-2 – actual return	1,000.00	968.36	2.88	.59
Class F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-3 – actual return	1,000.00	968.93	2.34	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	966.73	4.63	.95
Class 529-A – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-C – actual return	1,000.00	962.80	8.22	1.69
Class 529-C – assumed 5% return	1,000.00	1,016.41	8.45	1.69
Class 529-E – actual return	1,000.00	965.38	5.36	1.10
Class 529-E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class 529-T – actual return	1,000.00	967.78	3.51	.72
Class 529-T – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-F-1 – actual return	1,000.00	967.64	3.61	.74
Class 529-F-1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-F-2 – actual return	1,000.00	967.68	3.17	.65
Class 529-F-2 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-F-3 – actual return	1,000.00	968.60	2.68	.55
Class 529-F-3 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-1 – actual return	1,000.00	963.52	7.79	1.60
Class R-1 – assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class R-2 – actual return	1,000.00	963.13	7.79	1.60
Class R-2 – assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class R-2E – actual return	1,000.00	964.89	6.33	1.30
Class R-2E – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-3 – actual return	1,000.00	965.67	5.56	1.14
Class R-3 – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class R-4 – actual return	1,000.00	967.21	4.10	.84
Class R-4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class R-5E – actual return	1,000.00	968.11	3.12	.64
Class R-5E – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 – actual return	1,000.00	968.68	2.64	.54
Class R-5 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-6 – actual return	1,000.00	968.48	2.34	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

62	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	63

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

64	Capital World Bond Fund

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. FTSE indexes are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2021